AAL(R)
                         AID ASSOCIATION FOR LUTHERANS
                     -------------------------------------
                          A FRATERNAL BENEFIT SOCIETY

                             [PHOTO APPEARS HERE]

                                     Annual
                                     Report

                               December 31, 1996


                                  [AAL LOGO]

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                                                   A A L  V A R I A B L E  A N N

           [AAL LOGO]
  AID ASSOCIATION FOR LUTHERANS
---------------------------------
   A FRATERNAL BENEFIT SOCIETY


DEAR MEMBER:

The year was one in which good news for the economy meant good news for the markets. Business produced solid earnings and, with heavy demand for stock by investors, stock indexes reached a number of new highs. Gross Domestic Product was estimated at 3.4% and the core inflation rate (the Consumer Price Index excluding the volatile food and energy components) was at a reasonable 2.6%. The interest rate on 10-year U.S. Treasury bonds rose from 5.6% in January to over 7% at mid-year. These rates then declined to around 6% in December. This round trip left total returns for bonds at just slightly below their coupon returns.

AVERAGE ANNUAL TOTAL RETURNS

                              ONE YEAR/1/       SINCE INCEPTION/1/
FUND PORTFOLIO              ENDED 12/31/96      6/14/95--12/31/96
Money Market                     5.23%                5.34%
Bond                             3.10%                5.77%
Balanced                        13.65%               16.47%
Large Company Stock             22.47%               25.68%
Small Company Stock             18.19%               18.93%

                              ONE YEAR/2/       SINCE INCEPTION/2/
VARIABLE SUBACCOUNT*        ENDED 12/31/96      6/15/95--12/31/96

Money Market                     3.93%                4.05%
Bond                             1.81%                4.60%
Balanced                        12.22%               14.98%
Large Company Stock             20.94%               23.93%
Small Company Stock             16.71%               17.19%


1 These values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30-days notice, these total returns would have been lower.

2 These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.



* For the one year and since inception periods, the SEC Standardized Average Total Returns for the five Subaccounts, reflecting all fees and expenses and the maximum surrender charge (7% for the one year returns, 6% for the since inception returns), are shown on the chart at the bottom left.

Investment returns and principal values are subject to fluctuation, and units, when redeemed, may be worth more or less than their purchase price. Past performance is not predictive of future results.

SEC RETURNS

                               ONE YEAR          SINCE INCEPTION
VARIABLE SUBACCOUNT         ENDED 12/31/96      6/15/95--12/31/96
Money Market                    -2.62%                0.39%
Bond                            -4.60%                0.92%
Balanced                         5.15%               10.93%
Large Company Stock             13.32%               19.57%
Small Company Stock              9.36%               13.06%

Our variable annuity product also found success during its first full year. Assets increased from less than $90 million to over $350 million during 1996 as members participated in this exceptional year for financial markets. This quick success should be taken in the context of a long-term investment horizon. The past two years saw total returns in the S&P 500(R) of about 23% for 1996 following a total return of 37.6% for 1995. This was the best combination of consecutive returns in over 20 years.

Further discussion of the investment performance for each of our Portfolios for the AAL Variable Product Series Fund, Inc. follows this letter. We hope to continue to meet your expectations for performance, value and service.


Sincerely,

/s/ John O. Gilbert                       /s/ Steven A. Weber

John O. Gilbert                           Steven A. Weber
President & Chief Executive Officer       President
Aid Association for Lutherans             AAL Variable Product Series Fund, Inc.


PORTFOLIO ASSETS
                                 TOTAL NET ASSETS       TOTAL NET ASSETS
                                   AS OF 12/31/95         AS OF 12/31/96

Money Market Portfolio                $ 7,044,642           $ 17,125,033

Bond Portfolio                        $ 9,362,832           $ 17,666,369

Balanced Portfolio                    $28,758,722           $126,517,669

Large Company Stock Portfolio         $23,138,378           $120,088,690

Small Company Stock Portfolio         $15,665,864           $ 70,209,390

                TOTAL                 $83,970,438           $351,607,151

                                         A A L   V A R I A B L E   A N N U I T Y

Money Market Portfolio

THE PORTFOLIO SEEKS: To provide maximum current income consistent with liquidity and a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.*

THE PORTFOLIO IS: A diversified portfolio of high-quality, short-term money market instruments.


VALUE OF A $10,000 INVESTMENT
                           [BAR CHART APPEARS HERE:]
                 AAL MONEY         SALOMON BROTHERS
                   MARKET             SHORT-TERM
                 PORTFOLIO              INDEX**

6/14/95           $10,000              $10,000
12/31/95          $10,302              $10,292
6/14/96           $10,571              $10,547
12/31/96          $10,841              $10,801

The average annual total returns and the ending account value in the line graph and bar chart reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. Past performance is not predictive of future results.

*Investments in the Portfolio are neither insured nor guaranteed by the U.S. government or any financial institution. There is not assurance that the Portfolio will be able to maintain a net asset value of $1.00 per share.

**This is an index composed of 1-month Treasury bills.



                         AVERAGE ANNUAL TOTAL RETURNS
                           [BAR CHART APPEARS HERE:]
                          AAL MONEY MARKET PORTFOLIO

                          1-YEAR     SINCE INCEPTION
                                         6/14/95

                           5.23%           5.34%

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A A L  V A R I A B L E  A N N U I T Y

The Federal Reserve stayed on an even keel throughout 1996, reducing the Fed Funds rate from 5.50% to 5.25% in late January and holding it there for the remainder of the year. In addition to stable interest rates, core inflation, as measured by the Consumer Price Index, was a relatively low 2.6% for the year. This combination resulted in attractive money market interest rates as compared to the low rates prevalent during the past few years. Total return for the portfolio for 1996 was 5.2% which compared favorably with the Salomon Brothers Short-Term Index** of 5.0%.

[PHOTO OF ALAN D. ONSTAD APPEARS HERE]

PORTFOLIO MANAGER:

Alan D. Onstad
CFA - 1993
BBA - 1973, Concordia College
Al began his investment career with AAL in 1973.


SECTOR ALLOCATIONS

[PIE CHART APPEARS HERE]

 UTILITIES............23.6%
 FINANCE..............15.0%
 TELEPHONE............13.8%
 TRANSPORTATION.......10.0%
 ELECTRONICS.......... 9.2%
 FOOD & AGRICULTURE... 8.2%
 OTHER
  DRUGS/CHEMICALS..... 7.3%
  MEDIA............... 6.1%
  RETAIL.............. 3.5%
  TRAVEL & RECREATION. 3.3%
                      -----
                      20.2%

LARGEST HOLDINGS

 1. CAROLINA POWER & LIGHT, INC. .. 5.350%,   3/27/97
 2. R.R. DONNELLEY & SONS COMPANY.. 6.750%,    1/3/97
 3. SOUTHERN CAL EDISON COMPANY.... 5.300%,   1/10/97
 4. BENEFICIAL CORPORATION......... 5.320%,   1/28/97
 5. EXXON IMPERIAL, INC. .......... 5.270%,    1/9/97

[AAL LOGO]

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A A L  V A R I A B L E  A N N U I T Y

Bond Portfolio



     THE PORTFOLIO SEEKS: To achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index* ("Lehman Index") by investing primarily in bonds and other debt securities included in the index.

     THE PORTFOLIO IS: A diversified portfolio consisting of a representative sample of fixed income and mortgage-backed securities included in the Lehman Brothers Aggregate Bond Index.

VALUE OF A $10,000 INVESTMENT

[CHART APPEARS HERE]


-----------------------------------------------
             AAL BOND PORTFOLIO      LEHMAN INDEX
-----------------------------------------------
 6/14/95           $10,000             $10,000
12/31/95           $10,580             $10,617
 6/14/96           $10,744             $10,809
12/31/96           $10,908             $11,000

AVERAGE ANNUAL TOTAL RETURNS


[BAR CHART APPEARS HERE]


-------------------------------
                SINCE INCEPTION
      1-YEAR        6/14/95
-------------------------------
      3.10%      5.77%

  The average annual total returns and the ending account value in the line graph and bar chart reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. Past performance is not predictive of future results.

* This is an index that encompasses four major classes of fixed income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

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A A L  V A R I A B L E  A N N U I T Y


Interest rates rose during the first half of the year reflecting investors' concerns that reports of strong economic growth would lead to an increase in the inflation rate. Further uncertainty arose as speculation occurred regarding what actions, if any, the Federal Reserve would take if it anticipated increased inflation, particularly in an election year. These concerns dissipated during the second half of the year and interest rates declined, almost returning to what they were at the beginning of the year. This resulted in slightly lower bond prices that offset some of the interest income generated by the bonds. Total return for the Portfolio for 1996 was 3.1%, compared to the 3.6% total return of the Lehman Brothers Aggregate Bond Index* that is our benchmark.

SECTOR ALLOCATIONS

[PIE CHART APPEARS HERE]

     U.S. TREASURY SECURITIES...44.9%

     U.S. GOVERNMENT AGENCIES...35.4%

     CORPORATE BONDS............12.5%

     OTHER

       CANADIAN GOVERNMENT...... 2.8%

       ASSET-BACKED............. 1.4%

       UTILITY.................. 2.7%

       MONEY MARKET INSTRUMENTS. 0.3%
                                 ---
                                 7.2%

[PHOTO OF JERRY SCHEEL]

PORTFOLIO MANAGER:
R. Jerry Scheel
BBA - Univ. of Wisconsin-Oshkosh
Jerry has 26 years of investment
experience with AAL.


LARGEST HOLDINGS

     1. U.S. TREASURY BOND.....9.875%,  11/15/15
     2. U.S. TREASURY BOND....10.375%,  11/15/12
     3. U.S. TREASURY BOND.....7.875%,   2/15/21
     4. U.S. TREASURY NOTE.....7.875%,   4/15/98
     5. U.S. TREASURY NOTE.....6.875%,   7/31/99


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                     A A L  V A R I A B L E  A N N U I T Y


Balanced Portfolio
------------------


THE PORTFOLIO SEEKS: To achieve investment results that reflect investment in common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock, Bond and Money Market Portfolios, respectively.

THE PORTFOLIO IS: A diversified portfolio comprised of three asset classes: common stocks, including the securities in which the AAL Variable Product Large Company Stock Portfolio may invest; bonds and other debt securities with maturities generally exceeding one year, including securities in which the AAL Variable Product Bond Portfolio may invest; and money market instruments and other debt securities with maturities generally not exceeding 397 days, including securities in which the AAL Variable Product Money Market Portfolio may invest.

VALUE OF A $10,000 INVESTMENT

                             [CHART APPEARS HERE]

                                               LEHMAN BROTHERS
                 AAL BALANCED    S&P 500(R)    AGGREGATE          BLENDED    SALOMON BROTHERS
                 PORTFOLIO       INDEX         BOND INDEX         INDEX*     SHORT-TERM INDEX
                 ---------       -----         ----------         ------     ----------------
 6/14/95          $10,000        $10,000        $10,000           $10,000        $10,000
12/31/95           11,146         11,631         10,617            11,142         10,292
 6/14/96           11,906         12,966         10,809            11,969         10,547
12/31/96           12,667         14,301         11,000            12,796         10,801

  The average annual total returns and the ending account value in the line graph and bar chart reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. Past performance is not predictive of future results.

* This index is a blend of the S&P 500(R) Index (55%), Lehman Index (35%) and Salomon Index (10%).

AVERAGE ANNUAL TOTAL RETURNS

                           [BAR CHART APPEARS HERE]

AAL BALANCED PORTFOLIO

1 YEAR           13.65%
SINCE INCEPTION
  6/14/95        16.47%

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E  A N N U I T Y




1996 presented a combination of factors that operated favorably on all three asset classes contained in the Portfolio: stocks, bonds and money market instruments. All reported positive returns for the year as the economy was favored with business growth and expansion, low interest rates and an inflation rate that was both low and stable. Total return for the Portfolio for 1996 was 13.7%.


[PHOTO OF JOHN A. LARSON APPEARS HERE]
PORTFOLIO MANAGER:

John A. Larson
MBA - 1976, Univ. of Wisconsin-Oshkosh
CFA - 1984
BA - 1969, Luther College
John began his investment career with AAL in 1978.


ASSET ALLOCATIONS
                           [PIE CHART APPEARS HERE]

COMMON STOCKS...........54.3%
BONDS...................36.2%
SHORT-TERM OBLIGATIONS...9.5%


LARGEST HOLDINGS

1. GENERAL ELECTRIC COMPANY
2. COCA-COLA COMPANY
3. EXXON CORPORATION
4. INTEL CORPORATION
5. MICROSOFT CORPORATION


[AAL LOGO]

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A A L  V A R I A B L E  A N N U I T Y


LARGE COMPANY STOCK PORTFOLIO
-----------------------------

     THE PORTFOLIO SEEKS: To achieve investment results that approximate the performance of the Standard & Poor's 500(R) Composite Stock Price Index* by investing primarily in common stocks included in the index.

     THE PORTFOLIO IS: A diversified portfolio of larger company common stocks held approximately in proportion to their capitalization weight in the S&P 500(R) Index.

VALUE OF A $10,000 INVESTMENT

[CHART APPEARS HERE]

------------------------------------------
               AAL LARGE
                COMPANY          S&P 500
            STOCK PORTFOLIO
------------------------------------------
 6/14/95           $10,000          $10,000
12/31/95           $11,639          $11,631
 6/14/96           $12,946          $12,966
12/31/96           $14,254          $14,301
-------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

[BAR CHART APPEARS HERE]

--------------------------------------
           1 YEAR     SINCE INCEPTION
                          6/14/95
-------------------------------------
          22.47%         25.68%
-------------------------------------

     The average annual total returns and the ending account value in the line graph and bar chart reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. Past performance is not predictive of future results.

   * This is an index composed of 500 common stocks representative of the stock market as a whole. "S&P 500/(R)/" is a trademark of McGraw-Hill, Inc. and has been licensed for use by AAL. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

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A A L  V A R I A B L E  A N N U I T Y

Stocks continued their strong performance in 1996. Investors experienced a generally benevolent environment with moderate economic growth, good corporate profits, and relatively low inflation and interest rates which resulted in a number of new highs during the year in just about every equity index. This strong performance was broadly based. Among the sectors within the Portfolio showing strong performance were technology, financials, consumer goods and energy. Investors responded to this positive performance with record inflows into equity mutual funds. Our investors participated in this trend with net assets in this Portfolio increasing from about $23 million to over $120 million. Total return for the portfolio for 1996 was 22.5%, closely tracking the 23.0% total return of the S&P 500(R) Index that is our benchmark.

[PHOTO OF DAVID SCHNARSKY APPEARS HERE]
PORTFOLIO MANAGER:

David Schnarsky
CFA - 1983
MBA - 1979, Univ. of
Wisconsin-Madison
BBA - 1975, Univ. of
Wisconsin-Madison
Dave has 16 years of investment experience and has been with AAL five years.

SECTOR ALLOCATIONS

[PIE CHART APPEARS HERE]

CONSUMER NON-DURABLES... 31.3%
FINANCE................. 15.3%
TECHNOLOGY.............. 13.7%
UTILITIES............... 11.3%
OTHER
  ENERGY................  9.0%
  MATERIALS & SERVICES..  9.0%
  CAPITAL GOODS.........  5.6%
  CONSUMER DURABLES.....  3.3%
  TRANSPORTATION........  1.5%
                         -----
                         28.4%

LARGEST HOLDINGS
1. GENERAL ELECTRIC COMPANY
2. COCA-COLA COMPANY
3. EXXON CORPORATION
4. INTEL CORPORATION
5. MICROSOFT CORPORATION

[AAL LOGO]

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A A L  V A R I A B L E  A N N U I T Y



SMALL COMPANY STOCK PORTFOLIO
-----------------------------

     THE PORTFOLIO SEEKS: To achieve investment results that approximate the performance of the Wilshire Small Cap Index* by investing primarily in common stocks included in the index.

     THE PORTFOLIO IS: A diversified portfolio of smaller company common stocks held approximately in proportion to their capitalization weight in the Wilshire Small Cap Index.

VALUE OF A $10,000 INVESTMENT

[CHART APPEARS HERE]

----------------------------------------
           AAL SMALL          WILSHIRE
         COMPANY STOCK       SMALL CAP
           PORTFOLIO           INDEX
----------------------------------------
 6/14/95        $10,000         $10,000
12/31/95        $11,070         $11,181
 6/14/95        $12,077         $12,288
12/31/95        $13,084         $13,394


AVERAGE ANNUAL TOTAL RETURNS

[BAR CHART APPEARS HERE]

---------------------------------
  1-YEAR  SINCE INCEPTION 6/14/95
---------------------------------
  18.19%         18.93%
---------------------------------

  The average annual total returns and the ending account value in the line graph and bar chart reflect reinvestment of all dividends and capital gains distributions but do not reflect separate account expenses or charges. Past performance is not predictive of future results.

* This is an index comprised of 250 stocks designed to represent performance attributes of the smaller capitalization segment of the U.S. equity markets.

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A A L  V A R I A B L E  A N N U I T Y

Small capitalization stocks benefited from the combination of moderate economic growth and relatively low interest and inflation rates. The performance of energy stocks provided the biggest benefit to the Portfolio. Oil and gas inventories were very low, and worldwide demand rose with increased usage for transportation combined with cooler than normal temperatures in many areas. The Portfolio also benefited from gains in the financial sector. Strong demands for home and consumer loans and manageable default rates provided a firm foundation for banks and other financial services firms to increase earnings.

Total return for the Portfolio for 1996 was 18.2%, compared to the 19.8% total return of the Wilshire Small Cap Index* that is our benchmark.

[PHOTO OF MICHEAE R. HOCHHOLZER APPEARS HERE]
PORTFOLIO MANAGER:

Michael R. Hochholzer
MBA - 1995, Univ. of Chicago
CFA - 1992
BBA - 1989, Univ. of
Wisconsin-Oshkosh
Mike began his investment career with AAL in 1989.

SECTOR ALLOCATIONS

[PIE CHART APPEARS HERE]

 CONSUMER NON-DURABLES.......... 23.0%
 MATERIALS & SERVICES........... 20.1%
 FINANCE........................ 18.5%
 TECHNOLOGY..................... 11.3%
 OTHER
  UTILITIES.....................  7.9%
  ENERGY........................  6.4%
  CAPITAL GOODS.................  5.5%
  CONSUMER DURABLES.............  4.5%
  TRANSPORTATION................  2.8%
                                 -----
                                 27.1%

LARGEST HOLDINGS

 1. WESTERN DIGITAL CORPORATION
 2. NORAM ENERGY CORPORATION
 3. JONES APPAREL GROUP
 4. BJ SERVICES CORPORATION
 5. ROWAN COMPANIES, INC.

[AAL LOGO]

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                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]   Money Market Portfolio
             -----------------------------------------------
             Schedule of Investments as of December 31, 1996

PRINCIPAL                                             INTEREST  MATURITY     MARKET
AMOUNT                                                RATE      DATE         VALUE
-------------------------------------------------------------------------------------
          Commercial Paper (96.4%)
          -----------------------
$300,000  Alabama Power Company.......................5.310%    01/07/97  $   299,735
 325,000  Alabama Power Company.......................5.320     02/06/97      323,271
 490,000  Associates Corporation of North America.....5.310     01/21/97      488,555
 178,000  AT&T Corporation............................5.400     04/02/97      175,570
 290,000  AT&T Corporation............................5.320     01/02/97      289,957
 100,000  AT&T Corporation............................5.400     01/10/97       99,865
 108,000  Bell Atlantic Network Funding...............5.350     01/23/97      107,647
 507,000  Bell Atlantic Network Funding...............5.400     01/24/97      505,251
 550,000  Bell South Telecommunications...............5.280     02/13/97      546,531
 600,000  Beneficial Corporation......................5.320     01/28/97      597,606
 500,000  Cargill, Inc................................5.500     01/08/97      499,465
 625,000  Carolina Power & Light, Inc.................5.350     03/27/97      617,105
 400,000  Consolidated Natural Gas Company............5.800     01/09/97      399,484
 190,000  CountryWide Home, Inc.......................5.690     01/07/97      189,820
 400,000  CountryWide Home, Inc.......................5.630     01/07/97      399,625
 491,000  CS First Boston, Inc........................5.320     01/15/97      489,984
 369,000  E.I. DuPont de Nemours & Company............5.270     01/30/97      367,434
 250,000  E.I. DuPont de Nemours & Company............5.310     01/27/97      249,041
 589,000  Exxon Imperial, Inc.........................5.270     01/09/97      588,310
 283,000  Ford Motor Credit Company...................5.310     01/13/97      282,499
 190,000  Ford Motor Credit Company...................5.380     01/17/97      189,546
 413,000  Gannett Company.............................5.350     01/13/97      412,264
 403,000  General Electric Capital Corporation........5.420     01/14/97      402,211

$361,000  General Motors Acceptance Corporation.......5.340%    01/31/97  $   359,394
 240,000  General Motors Acceptance Corporation.......5.350     01/17/97      239,429
 553,000  GTE -- California...........................5.540     01/29/97      550,617
 562,000  H.J. Heinz, Inc.............................5.400     01/29/97      559,640
 545,000  IBM Credit Corporation......................5.460     01/31/97      542,520
 300,000  Kellogg Company.............................5.370     01/14/97      299,418
 419,000  Massachusetts Electric Company..............6.000     01/03/97      418,860
 300,000  Merrill Lynch & Company, Inc................5.330     01/22/97      299,067
 404,000  New England Power Company...................5.600     01/02/97      403,937
 250,000  New England Power Company...................5.550     01/03/97      249,923
 600,000  R.R. Donnelley & Sons Company...............6.750     01/03/97      599,775
 350,000  Schering Corporation........................5.240     03/25/97      345,772
 250,000  Schering Corporation........................5.300     01/29/97      248,970
 577,000  Sears Roebuck Acceptance Corporation........5.320     02/14/97      573,248
 600,000  Southern California Edison Company..........5.300     01/10/97      599,205
 571,000  United Parcel Service, Inc..................5.230     01/23/97      569,175
 233,000  Walt Disney Company.........................5.460     01/06/97      232,824
 317,000  Walt Disney Company.........................5.270     01/06/97      316,768
 425,000  Xerox Corporation...........................5.300     01/16/97      424,062
 148,000  Xerox Corporation...........................5.280     01/16/97      147,674
                                                                          -----------
          Total Investments (96.4%)
            (amortized cost $16,501,054).................................. 16,501,054
          Other Assets, less
            Liabilities (3.6%)............................................    623,979
                                                                          -----------
          NET ASSETS (100.0%).............................................$17,125,033
                                                                          ===========

The accompanying notes to the financial statements are an integral part of this schedule.

=========================================================================

                 A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO] Bond Portfolio
           --------------
           Schedule of Investments as of December 31, 1996

PRINCIPAL                                INTEREST  MATURITY      MARKET
AMOUNT                                   RATE      DATE          VALUE
-------------------------------------------------------------------------
            U.S. Government Obligations (44.4%)
            -----------------------------------
$205,000    U.S. Treasury Bond........... 6.250%   06/30/98    $  205,961
 160,000    U.S. Treasury Bond........... 7.000    07/15/06       166,250
 250,000    U.S. Treasury Bond...........10.375    11/15/12       322,031
 250,000    U.S. Treasury Bond........... 9.875    11/15/15       333,750
 250,000    U.S. Treasury Bond........... 7.250    05/15/16       263,984
 100,000    U.S. Treasury Bond........... 7.500    11/15/16       108,219
 250,000    U.S. Treasury Bond........... 8.125    08/15/19       288,906
 275,000    U.S. Treasury Bond........... 7.875    02/15/21       310,664
 190,000    U.S. Treasury Bond........... 7.625    11/15/22       209,653
 250,000    U.S. Treasury Bond........... 7.125    02/15/23       260,859
 250,000    U.S. Treasury Bond........... 6.250    08/15/23       234,297
 235,000    U.S. Treasury Bond........... 7.500    11/15/24       256,958
 100,000    U.S. Treasury Note........... 5.875    07/31/97       100,063
  90,000    U.S. Treasury Note........... 5.500    09/30/97        89,775
 100,000    U.S. Treasury Note........... 7.375    11/15/97       101,156
 200,000    U.S. Treasury Note........... 7.875    01/15/98       203,812
 250,000    U.S. Treasury Note........... 7.250    02/15/98       253,359
 300,000    U.S. Treasury Note........... 7.875    04/15/98       307,031
 250,000    U.S. Treasury Note........... 5.375    05/31/98       248,125
 250,000    U.S. Treasury Note........... 5.875    08/15/98       249,688
 250,000    U.S. Treasury Note........... 7.125    10/15/98       255,000
 250,000    U.S. Treasury Note........... 5.125    11/30/98       246,484
 250,000    U.S. Treasury Note........... 6.375    01/15/99       252,344
 250,000    U.S. Treasury Note........... 6.750    05/31/99       254,219
 215,000    U.S. Treasury Note........... 6.750    06/30/99       218,762
 300,000    U.S. Treasury Note........... 6.875    07/31/99       306,094
 250,000    U.S. Treasury Note........... 7.500    10/31/99       259,297
 100,000    U.S. Treasury Note........... 7.750    12/31/99       104,562
 160,000    U.S. Treasury Note........... 7.125    02/29/00       164,700
 250,000    U.S. Treasury Note........... 5.875    06/30/00       248,125
 250,000    U.S. Treasury Note........... 8.500    11/15/00       270,000
 185,000    U.S. Treasury Note........... 8.000    05/15/01       197,661
 200,000    U.S. Treasury Note........... 6.250    02/15/03       199,812
 250,000    U.S. Treasury Note........... 5.750    08/15/03       242,500
 100,000    U.S. Treasury Note........... 7.250    05/15/04       105,250
                                                               ----------
            Total U.S. Government
             Obligations....................................... 7,839,351
                                                               ----------
            U.S. Government Agency Obligations (35.0%)
            ------------------------------------------
 250,000    Federal Home Loan
             Bank Notes.................. 9.250    11/25/98       264,380
 245,000    Federal Home Loan Bank
             Debentures.................. 5.440    10/15/03       230,203
 164,187    Federal Home Loan Mortgage
             Corporation Gold
             7-Yr. Balloon............... 7.000    06/01/02       164,854
 210,164    Federal Home Loan
             Mortgage Corporation
             15-Yr. Pass Through......... 7.000    02/01/11       210,099
$250,173    Federal Home Loan
             Mortgage Corporation
             30-Yr. Pass Through......... 7.000%   06/01/26    $  245,483
 209,731    Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through......... 6.500    04/01/24       200,490
 230,628    Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through......... 7.500    08/01/25       230,916
 213,632    Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through......... 8.000    01/01/26       217,704
 247,454    Federal National
             Mortgage Association
             15-Yr. Pass Through......... 6.000    04/01/11       237,943
 244,977    Federal National
             Mortgage Association
             15-Yr. Pass Through......... 7.500    07/01/11       248,269
 250,000    Federal National Mortgage
             Association Medium
             Term Note................... 5.200    04/30/98       248,104
 249,454    Federal National
             Mortgage Association
             7-Yr. Balloon............... 6.500    10/01/03       246,805
 202,940    Federal National
             Mortgage Association
             30-Yr. Pass Through.........10.500    08/01/20       224,374
 126,703    Federal National
             Mortgage Association
             30-Yr. Pass Through......... 9.000    02/01/25       133,514
 214,156    Federal National
             Mortgage Association
             30-Yr. Pass Through......... 8.500    11/15/25       221,718
 233,389    Federal National
             Mortgage Association
             30-Yr. Pass Through......... 7.500    01/01/26       233,316
 247,752    Federal National
             Mortgage Association
             30-Yr. Pass Through......... 7.000    02/01/26       242,410
 247,719    Federal National
             Mortgage Association
             30-Yr. Pass Through......... 6.500    05/01/26       236,339
 228,222    Government National
             Mortgage Association
             30-Yr. Pass Through......... 7.500    03/15/23       228,365
 239,843    Government National
             Mortgage Association
             30-Yr. Pass Through......... 7.000    01/15/24       234,671
 223,502    Government National
             Mortgage Association
             30-Yr. Pass Through......... 9.000    09/15/24       235,516
 227,645    Government National
             Mortgage Association
             30-Yr. Pass Through......... 8.000    06/15/25       232,197

         The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Bond Portfolio
--------------
Schedule of Investments as of December 31, 1996--Continued

PRINCIPAL                                      INTEREST  MATURITY         MARKET
AMOUNT                                         RATE      DATE              VALUE
--------------------------------------------------------------------------------
             U.S. Government Agency Obligations--Continued
             -------------------------------------------------------------------
$246,562     Government National
              Mortgage Association
              30-Yr. Pass Through.............  6.000%   05/15/26    $   228,841
 250,000     Government National
              Mortgage Association
              30-Yr. Pass Through.............  8.500    12/15/26        258,906
 232,520     Government National
              Mortgage Association
              15-Yr. Pass Through.............  6.500    03/01/09        229,468
 250,000     Private Export Funding
              Corporation.....................  6.240    05/15/02        247,957
 250,000     Tennessee Valley Authority.......  6.000    11/01/00        247,628
                                                                     -----------
             Total U.S. Government
              Agency Obligations.................................      6,180,470
                                                                     -----------

             Asset-Backed Securities (1.4%)
             -------------------------------------------------------------------
 250,000     NationsBank Credit Card Trust
              Certificate.....................  6.000    12/15/05        241,135
                                                                     -----------

             Corporate Obligations (12.4%)
             -------------------------------------------------------------------
 225,000     Abbott Laboratories Note.........  6.800    05/15/05        225,559
 250,000     American Express Company
              Note............................  6.750    06/01/01        251,582
 250,000     Browning-Ferris Industries,
              Inc. Note.......................  7.875    03/15/05        262,818
 250,000     Columbia Gas System Note.........  7.320    11/28/10        245,640
 250,000     Ford Motor Credit
              Corporation Note................  8.200    02/15/02        265,463
 200,000     General Motors Acceptance
              Corporation Note................  9.625    12/15/01        223,674
 250,000     Household Finance
              Corporation Note................  6.875    03/01/03        250,242
 250,000     PepsiCo Inc. Note................  5.700    11/01/08        226,000
 225,000     Xerox Corporation Note...........  9.750    03/15/00        246,095
                                                                     -----------
             Total Corporate Obligations.........................      2,197,073
                                                                     -----------

             Utility Bonds (2.6%)
             -------------------------------------------------------------------
 200,000     Baltimore Gas & Electric
              Company First Refunding
              Mortgage Bond...................  7.500%   01/15/07        207,962
 250,000     Texas Utilities Company
              First Mortgage Bond.............  7.375    08/01/01        257,177
                                                                     -----------
             Total Utility Bonds.................................        465,139
                                                                     -----------

             Other Government Securities (2.8%)
             -------------------------------------------------------------------
 200,000     Province of Ontario Senior
              Global Bond.....................  6.125    06/28/00        199,558
 250,000     Province of Quebec
              Global Bond..................... 11.000    06/15/15        289,565
                                                                     -----------
             Total Other Government
              Securities.........................................        489,123
                                                                     -----------
             Total Long-Term Securities
              (cost basis $17,551,011)...........................     17,412,291
                                                                     -----------

             Short-Term Investments (0.3%)
             -------------------------------------------------------------------
  55,589     Money Market Deposit
              Account #10 -- Citibank............................         55,589
                                                                     -----------
             Total Short-Term Investments
              (cost basis $55,589)...............................         55,589
                                                                     -----------
             Total Investments (98.9%)
              (cost basis $17,606,600)...........................     17,467,880
             Other Assets, less Liabilities (1.1%)...............        198,489
                                                                     -----------
             NET ASSETS (100.0%).................................    $17,666,369
                                                                     ===========

              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]      Balanced Portfolio
                ------------------
                Schedule of Investments as of December 31, 1996


 SHARES    COMMON STOCK (53.9%)                             MARKET VALUE
           Aerospace  (1.3%)
           -----------------
 4,509     Boeing Company...................................  $  479,666
   800     General Dynamics Corporation.....................      56,400
   700     Goodrich (B.F.) Company..........................      28,350
 2,400     Lockheed Martin Corporation......................     219,600
 2,600     McDonnell Douglas Corporation....................     166,400
   700     Northrop Grumman Corporation.....................      57,925
 2,900     Raytheon Company.................................     139,563
 2,600     Rockwell International Corporation...............     158,275
 1,600     TRW, Inc.........................................      79,200
 1,000     Textron, Inc.....................................      94,250
 2,900     United Technologies Corporation..................     191,400
                                                              ----------
                                                               1,671,029
                                                              ----------
           Air Transportation  (0.2%)
           --------------------------
 1,100     AMR Corporation*.................................      96,938
   900     Delta Air Lines, Inc.............................      63,787
 1,400     Federal Express Corporation*.....................      62,300
 1,700     Southwest Airlines Company.......................      37,613
   700     USAir Group, Inc.*...............................      16,362
                                                              ----------
                                                                 277,000
                                                              ----------
           Apparel  (0.3%)
           ---------------
   900     Fruit of the Loom, Inc.*.........................      34,088
   900     Liz Claiborne, Inc...............................      34,762
 3,500     Nike, Inc........................................     209,125
   700     Reebok International, Ltd........................      29,400
   400     Russell Corporation..............................      11,900
   200     Springs Industries, Inc..........................       8,600
   600     Stride Rite Corporation..........................       6,000
   800     V F Corporation..................................      54,000
                                                              ----------
                                                                 387,875
                                                              ----------
           Banks (4.2%)
           ------------
 5,270     Banc One Corporation.............................     226,610
 1,900     Bank of Boston Corporation.......................     122,075
 4,700     Bank of New York Company, Inc....................     158,625
 4,400     BankAmerica Corporation..........................     438,900
 1,000     Bankers Trust New York Corporation...............      86,250
 2,400     Barnett Banks, Inc...............................      98,700
 1,900     Boatmen's Bancshares, Inc........................     122,550
 5,340     Chase Manhattan Corporation......................     476,595
 5,700     Citicorp.........................................     587,100
 1,400     Comerica, Inc....................................      73,325
 2,700     Corestates Financial Corporation.................     140,062
 1,300     Fifth Third Bancorp..............................      81,656
 1,700     First Bank System, Inc...........................     116,025
 3,943     First Chicago NBD Corporation....................     211,936
 3,505     First Union Corporation..........................     259,370
 3,156     Fleet Financial Group, Inc.......................     157,406
 2,800     Keycorp..........................................     141,400
 2,300     J.P. Morgan & Company, Inc.......................     224,538
 1,600     Mellon Bank Corporation..........................     113,600
 2,700     National City Corporation........................     121,162
 3,500     Nationsbank Corporation..........................     342,125
 4,500     Norwest Corporation..............................     195,750
 4,100     PNC Bank Corporation.............................     154,263
   700     Republic NY Corporation..........................      57,137
 2,700     Suntrust Banks, Inc..............................     132,975
 1,800     U S Bancorp......................................      80,888
 2,000     Wachovia Corporation.............................     113,000
 1,166     Wells Fargo & Company............................     314,528
                                                              ----------
                                                               5,348,551
                                                              ----------
           Brokerage  (0.2%)
           -----------------
 2,000     Merrill Lynch & Company, Inc.....................     163,000
 1,900     Morgan Stanley Group, Inc........................     108,538
 1,300     Salomon, Inc.....................................      61,262
                                                              ----------
                                                                 332,800
                                                              ----------

           Business Machines  (3.6%)
           -------------------------
 2,100     3Com Corporation*................................     154,088
 1,400     Amdahl Corporation*..............................      16,975
 1,500     Apple Computer, Inc..............................      31,312
   500     Autodesk, Inc....................................      14,000
 2,300     Bay Networks, Inc.*..............................      48,013
 1,900     Cabletron Systems, Inc.*.........................      63,175
   800     Ceridian Corporation*............................      32,400
 7,900     Cisco Systems, Inc.*.............................     502,638
 3,300     Compaq Computers, Inc.*..........................     245,025
   400     Data General Corporation*........................       5,800
 2,200     Dell Computer Corporation*.......................     116,875
 1,900     Digital Equipment Corporation*...................      69,112
 1,500     Honeywell, Inc...................................      98,625
 6,300     International Business Machines Corporation......     951,300
   500     Intergraph Corporation*..........................       5,125
14,500     Microsoft Corporation*...........................   1,198,062
 4,200     Novell, Inc.*....................................      39,769
 8,000     Oracle Systems Corporation*......................     334,000
 1,800     Pitney-Bowes, Inc................................      98,100
 2,700     Seagate Technology, Inc.*........................     106,650
 2,100     Silicon Graphics, Inc.*..........................      53,550
 4,400     Sun Microsystems, Inc.*..........................     113,025
 1,400     Tandem Computers, Inc.*..........................      19,250
 2,100     Unisys Corporation*..............................      14,175
 3,900     Xerox Corporation................................     205,237
                                                              ----------
                                                               4,536,281
                                                              ----------
           Business Services (1.0%)
           ------------------------
 3,500     Automatic Data Processing, Inc...................     150,062
 1,200     Block (H.R.), Inc................................      34,800
 2,500     Browning-Ferris Industries, Inc..................      65,625

  The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]
Balanced Portfolio
----------------------------------------------------------
Schedule of Investments as of December 31, 1996--Continued


SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Business Services--Continued
          ---------------------------
 2,100    Cognizant Corporation....................................   $   69,300
 4,450    Computer Associates International, Inc...................      221,387
   900    Computer Sciences Corporation*...........................       73,913
 1,000    Deluxe Corporation.......................................       32,750
   800    Ecolab, Inc..............................................       30,100
 5,500    First Data Corporation...................................      200,750
 1,000    Interpublic Group of Companies, Inc......................       47,500
   400    John H. Harland Company..................................       13,200
 3,800    Laidlaw, Inc.............................................       43,700
 1,200    Moore Corporation, Ltd...................................       24,450
   600    National Service Industries, Inc.........................       22,425
   700    Safety Kleen Corporation.................................       11,462
   300    Shared Medical Systems Corporation.......................       14,775
 2,000    Dun & Bradstreet Corporation.............................       47,500
 5,900    WMX Technologies, Inc....................................      192,488
                                                                      ----------
                                                                       1,296,187
                                                                      ----------
          Chemicals (1.9%)
          ----------------
 1,400    Air Products & Chemicals, Inc............................       96,775
 6,900    E.I. Du Pont de Nemours & Company........................      651,188
   900    Eastman Chemical Company.................................       49,725
   800    Great Lakes Chemical Corporation.........................       37,400
 1,300    Hercules, Inc............................................       56,225
 5,100    Minnesota Mining & Manufacturing Company.................      422,662
 7,200    Monsanto Company.........................................      279,900
 1,700    Morton International, Inc................................       69,275
   800    Nalco Chemical Company...................................       28,900
 2,200    PPG Industries, Inc......................................      123,475
 1,900    Praxair, Inc.............................................       87,638
   800    Rohm & Haas Company......................................       65,300
   600    Sigma-Aldrich Corporation................................       37,462
 2,900    The Dow Chemical Company.................................      227,288
 1,500    Union Carbide Corporation................................       61,312
 1,100    W.R. Grace & Company.....................................       56,925
                                                                      ----------
                                                                       2,351,450
                                                                      ----------
          Construction (0.2%)
          -------------------
   500    Armstrong World Industries, Inc..........................       34,750
   300    Centex Corporation.......................................       11,287
   600    Crane Company............................................       17,400
 1,000    Fluor Corporation........................................       62,750
   400    Kaufman & Broad Home Corporation.........................        5,150
 1,900    Masco Corporation........................................       68,400
   600    Owens-Corning Fiberglass Corporation.....................       25,575
   300    Pulte Corporation........................................        9,225
 1,000    Sherwin-Williams Company.................................       56,000
 1,000    Stanley Works............................................       27,000
                                                                      ----------
                                                                         317,537
                                                                      ----------
          Consumer Durables  (0.2%)
          -------------------------
 1,000    Black & Decker Corporation...............................   $   30,125
 1,200    Maytag Corporation.......................................       23,700
 1,900    Newell Company...........................................       59,850
   800    Tupperware Corporation...................................       42,900
   900    Whirlpool Corporation....................................       41,962
                                                                      ----------
                                                                         198,537
                                                                      ----------

          Containers (0.1%)
          -----------------
   300    Ball Corporation.........................................        7,800
   700    Bemis Company, Inc.......................................       25,812
 1,600    Crown Cork & Seal Company, Inc...........................       87,000
 1,200    Stone Container Corporation..............................       17,850
                                                                      ----------
                                                                         138,462
                                                                      ----------
          Cosmetics (1.4%)
          ----------------
   300    Alberto-Culver Company...................................       14,400
 1,600    Avon Products, Inc.......................................       91,400
   600    Clorox Company...........................................       60,225
 1,800    Colgate-Palmolive Company................................      166,050
 5,400    Gillette Company.........................................      419,850
 1,300    International Flavors and Fragrances, Inc................       58,500
 8,300    Procter & Gamble Company.................................      892,250
                                                                      ----------
                                                                       1,702,675
                                                                      ----------

          Drugs & Medicine (5.5%)
          -----------------------
 9,400    Abbott Laboratories......................................      477,050
   800    Allergan, Inc............................................       28,500
 1,000    Alza Corporation*........................................       25,875
 7,800    American Home Products Corporation.......................      457,275
 3,200    Amgen, Inc.*.............................................      174,000
   700    Bard (C.R.), Inc.........................................       19,600
   700    Bausch & Lomb, Inc.......................................       24,500
 3,300    Baxter International, Inc................................      135,300
 1,500    Becton, Dickinson and Company............................       65,063
 1,200    Beverly Enterprises, Inc.*...............................       15,300
 1,400    Biomet, Inc.*............................................       21,175
 2,200    Boston Scientific Corporation*...........................      132,000
 6,100    Bristol-Myers Squibb Company.............................      663,375
 8,150    Columbia/HCA Healthcare Corporation......................      332,112
 6,700    Eli Lilly & Company......................................      489,100
 1,900    Humana, Inc.*............................................       36,338
16,200    Johnson & Johnson........................................      805,950
   900    Mallinckrodt Group, Inc..................................       39,712
   700    Manor Care, Inc..........................................       18,900
 2,900    Medtronic, Inc...........................................      197,200
14,600    Merck & Company, Inc.....................................    1,157,050
 7,800    Pfizer, Inc..............................................      646,425
 6,180    Pharmacia & Upjohn, Inc..................................      244,882
 4,500    Schering-Plough Corporation..............................      291,375

              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO] Balanced Portfolio
           ------------------
           Schedule of Investments as of December 31, 1996--Continued

SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------

          Drugs & Medicine--Continued
          ---------------------------
   950    St. Jude Medical, Inc.*.................................. $   40,494
 2,600    Tenet Healthcare Corporation*............................     56,875
   800    U.S. Surgical Corporation................................     31,500
 2,200    United Healthcare Corporation............................     99,000
 3,300    Warner-Lambert Company...................................    247,500
                                                                    ----------
                                                                     6,973,426
                                                                    ----------

          Electronics (2.6%)
          ------------------
 2,628    AMP, Inc.................................................    100,850
 1,600    Advanced Micro Devices, Inc.*............................     41,200
 2,200    Applied Materials, Inc.*.................................     79,062
   500    EG&G, Inc................................................     10,063
 2,800    EMC Corporation*.........................................     92,750
 1,600    General Instrument Corporation*..........................     34,600
   600    General Signal Corporation...............................     25,650
   500    Harris Corporation.......................................     34,312
12,300    Hewlett-Packard Company..................................    618,075
10,000    Intel Corporation........................................  1,309,375
 1,500    LSI Logic Corporation*...................................     40,125
 2,500    Micron Technology, Inc...................................     72,813
 7,200    Motorola, Inc............................................    441,900
 1,600    National Semiconductor Corporation*......................     39,000
   500    Perkin Elmer Corporation.................................     29,437
   900    Scientific-Atlanta, Inc..................................     13,500
   400    Tektronix, Inc...........................................     20,500
 2,200    Tellabs, Inc.*...........................................     82,775
 2,300    Texas Instruments, Inc...................................    146,625
   700    Thomas & Betts Corporation...............................     31,063
                                                                    ----------
                                                                     3,263,675
                                                                    ----------

          Energy & Utilities (2.0%)
          -------------------------
 2,300    American Electric Power Company..........................     94,588
 1,800    Baltimore Gas & Electric Company.........................     48,150
 1,900    CINergy Corporation......................................     63,412
 1,800    Carolina Power & Light Company...........................     65,700
 2,500    Central & Southwest Corporation..........................     64,063
 1,300    Coastal Corporation......................................     63,537
   700    Columbia Gas System, Inc.................................     44,538
 2,800    Consolidated Edison Company of New York..................     81,900
 1,200    Consolidated Natural Gas Company.........................     66,300
 1,700    DTE Energy Company.......................................     55,037
 2,400    Duke Power Company.......................................    111,000
 2,200    Dominion Resources, Inc..................................     84,700
 5,200    Edison International.....................................    103,350
 3,100    Enron Corporation........................................    133,688
   800    Enserch Corporation......................................     18,400
 2,800    Entergy Corporation......................................     77,700
 2,200    FPL Group, Inc...........................................    101,200
 1,400    General Public Utilities Corporation.....................     47,075
 2,900    Houston Industries, Inc..................................     65,612
 1,700    Niagara Mohawk Power Corporation......................... $   16,788
   600    Nicor, Inc...............................................     21,450
 1,600    NorAm Energy Corporation.................................     24,600
   800    Northern States Power Company............................     36,700
   300    ONEOK, Inc...............................................      9,000
 1,800    Ohio Edison Company......................................     40,950
 1,900    P P & L Resources, Inc...................................     43,700
 3,500    PacifiCorp...............................................     71,750
 1,000    Pacific Enterprises......................................     30,375
 5,000    Pacific Gas & Electric Company...........................    105,000
 1,800    PanEnergy Corporation....................................     81,000
 2,700    Peco Energy Company......................................     68,175
   400    Peoples Energy Corporation...............................     13,550
 2,900    Public Service Enterprise................................     79,025
 1,000    Sonat, Inc...............................................     51,500
 8,100    Southern Company.........................................    183,262
 2,700    Texas Utilities Company..................................    110,025
 2,600    Unicom Corporation.......................................     70,525
 1,200    Union Electric Company...................................     46,200
 1,950    Williams Companies, Inc..................................     73,125
                                                                    ----------
                                                                     2,566,650
                                                                    ----------

          Energy--Raw Materials (0.6%)
          ----------------------------
 1,700    Baker Hughes, Inc........................................     58,650
 1,500    Burlington Resources, Inc................................     75,563
 2,100    Dresser Industries, Inc..................................     65,100
   200    Eastern Enterprises......................................      7,075
 1,500    Halliburton Company......................................     90,375
   300    Helmerich & Payne, Inc...................................     15,637
   400    Louisiana Land and Explorations Company..................     21,450
   600    McDermott International, Inc.............................      9,975
 4,000    Occidental Petroleum Corporation.........................     93,500
 3,000    Schlumberger, Ltd........................................    299,625
 3,032    Union Pacific Resources Group, Inc.......................     88,686
                                                                    ----------
                                                                       825,636
                                                                    ----------

          Food & Agriculture (3.4%)
          -------------------------
 6,602    Archer-Daniels-Midland Company...........................    145,244
 1,700    CPC International, Inc...................................    131,750
 2,800    Campbell Soup Company....................................    224,700
30,300    Coca-Cola Company........................................  1,594,538
 2,900    ConAgra, Inc.............................................    144,275
   400    Fleming Companies, Inc...................................      6,900
 1,900    General Mills, Inc.......................................    120,412
 4,450    H.J. Heinz Company.......................................    159,088
 1,900    Hershey Foods Corporation................................     83,125
 2,600    Kellogg Company..........................................    170,625
18,800    PepsiCo, Inc.............................................    549,900
 1,000    Pioneer Hi-Bred International, Inc.......................     70,000
 1,600    Quaker Oats Company......................................     61,000
 1,300    Ralston Purina Corporation...............................     95,387
 5,900    Sara Lee Corporation.....................................    219,775
   800    Supervalu, Inc...........................................     22,700

              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Balanced Portfolio
Schedule of Investments as of December 31, 1996--Continued


SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Food & Agriculture--Continued
          -----------------------------

 2,200    Sysco Corporation........................................  $   71,775
 1,900    Unilever N.V.............................................     332,975
 1,200    Whitman Corporation......................................      27,450
 1,400    Wrigley (Wm) Jr. Company.................................      78,750
                                                                     ----------
                                                                      4,310,369
                                                                     ----------

          Gold (0.2%)
          -----------

 4,300    Barrick Gold Corporation.................................     123,625
 2,700    Battle Mountain Gold Company.............................      18,563
 1,700    Homestake Mining Company.................................      24,225
 1,200    Newmont Mining Corporation...............................      53,700
 2,900    Placer Dome, Inc.........................................      63,075
 1,500    Santa Fe Pacific Gold Corporation........................      23,062
                                                                     ----------
                                                                        306,250
                                                                     ----------

          Insurance (2.0%)
          ----------------

 1,814    Aetna Life & Casualty Company............................     145,120
   500    Alexander & Alexander Services, Inc......................       8,688
 5,448    Allstate Corporation.....................................     315,303
 2,500    American General Corporation.............................     102,187
 5,700    American International Group, Inc........................     617,025
 1,300    Aon Corporation..........................................      80,763
 2,100    Chubb Corporation........................................     112,875
   900    Cigna Corporation........................................     122,962
 1,000    General Re Corporation...................................     157,750
 1,400    ITT Hartford Group, Inc..................................      94,500
   900    Jefferson-Pilot Corporation..............................      50,963
 1,300    Lincoln National Corporation.............................      68,250
   500    MBIA, Inc................................................      50,625
   700    MGIC Investment Corporation..............................      53,200
   900    Marsh & McLennan Companies, Inc..........................      93,600
 1,100    Providian Corporation....................................      56,512
 1,500    Safeco Corporation.......................................      59,156
 1,000    St. Paul Companies, Inc..................................      58,625
   900    Torchmark Corporation....................................      45,450
   800    Transamerica Corporation.................................      63,200
 1,400    USF&G Corporation........................................      29,225
   350    USLIFE Corporation.......................................      11,638
   900    Unum Corporation.........................................      65,025
                                                                     ----------
                                                                      2,462,642
                                                                     ----------

          Liquor (0.4%)
          -------------

 6,100    Anheuser-Busch Companies, Inc............................     244,000
   800    Brown-Foreman Corporation................................      36,600
   400    Coors (Adolph) Company...................................       7,600
 4,500    Seagram Company, Ltd.....................................     174,375
                                                                     ----------
                                                                        462,575
                                                                     ----------

          Media (0.9%)
          ------------

 3,900    Comcast Corporation, Class A.............................      69,469
 1,200    Dow Jones & Company, Inc.................................      40,650
 1,700    Gannett Company, Inc.....................................     127,288
   400    King World Productions, Inc.*............................      14,750
 1,200    Knight-Ridder Inc........................................      45,900
 1,200    McGraw-Hill, Inc.........................................      55,350
   300    Meredith Corporation.....................................      15,825
 1,200    New York Times Company...................................      45,600
 1,800    R.R. Donnelley & Sons Company............................      56,475
 8,000    Tele-Communications, Inc.*...............................     104,500
 7,000    Time Warner, Inc.........................................     262,500
 1,300    Times Mirror Company.....................................      64,675
   700    Tribune Company..........................................      55,212
 4,300    Viacom, Inc.*............................................     149,962
                                                                     ----------
                                                                      1,108,156
                                                                     ----------



          Miscellaneous Finance (1.6%)
          ----------------------------

 1,300    Ahmanson (H.F.) & Company................................      42,250
 5,800    American Express Company.................................     327,700
   700    Beneficial Corporation...................................      44,363
 2,000    Dean Witter Discover and Company.........................     132,500
13,300    Federal National Mortgage Association....................     495,425
 2,200    Federal Home Loan Mortgage Corporation...................     242,275
   700    Golden West Financial Corporation........................      44,187
 1,600    Great Western Financial Corporation......................      46,400
 1,700    Green Tree Financial Corporation.........................      65,662
 1,200    Household International Corporation......................     110,700
 2,700    MBNA Corporation.........................................     112,050
 7,800    Travelers Group, Inc.....................................     353,925
                                                                     ----------
                                                                      2,017,437
                                                                     ----------

          Motor Vehicles (1.2%)
          ---------------------

 8,800    Chrysler Corporation.....................................     290,400
   500    Cummins Engine Company, Inc..............................      23,000
 1,200    Dana Corporation.........................................      39,150
   900    Eaton Corporation........................................      62,775
   700    Echlin, Inc..............................................      22,138
   400    Fleetwood Enterprises, Inc...............................      11,000
14,400    Ford Motor Company.......................................     459,000
 1,500    Genuine Parts Company....................................      66,750
 9,200    General Motors Corporation...............................     512,900
 1,400    ITT Industries, Inc......................................      34,300
                                                                     ----------
                                                                      1,521,413
                                                                     ----------

          Non-Durables (0.6%)
          -------------------

   900    American Greetings Corporation, Class A..................      25,538
 1,900    Darden Restaurants, Inc..................................      16,625
   900    Harcourt General, Inc....................................      41,512
 1,000    Hasbro, Inc..............................................      38,875



The accompanying notes to the financial statements are an integral part of this schedule.

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]  BALANCED PORTFOLIO
            ------------------
            Schedule of Investments as of December 31, 1996--Continued

SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Non-Durables--Continued
          ----------------------
   400    Jostens, Inc.............................................   $    8,450
   300    Luby's Cafeterias, Inc...................................        5,962
 3,325    Mattel, Inc..............................................       92,269
 8,500    McDonald's Corporation...................................      384,625
 1,800    Rubbermaid Inc...........................................       40,950
   600    Ryans Family Steak House*................................        4,125
 2,800    Service Corporation International........................       78,400
   500    Shoneys, Inc.*...........................................        3,500
 1,500    Wendy's International, Inc...............................       30,750
                                                                      ----------
                                                                         771,581
                                                                      ----------

          Non-Ferrous Metals (0.4%)
          -------------------------
 2,700    Alcan Aluminum, Ltd......................................       90,788
 2,100    Aluminum Company of America..............................      133,875
   500    Asarco, Inc..............................................       12,437
 1,100    Cyprus Minerals Company..................................       25,713
 1,600    Echo Bay Mines, Ltd......................................       10,600
 1,650    Engelhard Corporation....................................       31,556
 2,300    Freeport-McMoran Copper & Gold, Class B..................       68,712
 2,000    Inco, Ltd................................................       63,750
   800    Phelps Dodge Corporation.................................       54,000
   800    Reynolds Metals Company..................................       45,100
                                                                      ----------
                                                                         536,531
                                                                      ----------

          Oil--Domestic (0.7%)
          --------------------
 1,100    Amerada Hess Corporation.................................       63,663
   800    Ashland Oil, Inc.........................................       35,100
 2,000    Atlantic Richfield Company...............................      265,000
   600    Kerr-McGee Corporation...................................       43,200
 1,200    Oryx Energy Company*.....................................       29,700
   600    Pennzoil Corporation.....................................       33,900
 3,200    Phillips Petroleum Company...............................      141,600
 1,000    Rowan Companies, Inc.*...................................       22,625
 1,100    Santa Fe Energy Resources, Inc.*.........................       15,263
   800    Sun Company, Inc.........................................       19,500
 3,500    USX-Marathon Group, Inc..................................       83,562
 3,000    Unocal Corporation.......................................      121,875
                                                                      ----------
                                                                         874,988
                                                                      ----------

          Oil--International (3.6%)
          ------------------------
 6,100    Amoco Corporation........................................      491,050
 8,000    Chevron Corporation......................................      520,000
15,100    Exxon Corporation........................................    1,479,800
 4,800    Mobil Corporation........................................      586,800
 6,500    Royal Dutch Petroleum Company............................    1,109,875
 3,200    Texaco, Inc..............................................      314,000
   700    Western Atlas, Inc.*.....................................       49,613
                                                                      ----------
                                                                       4,551,138
                                                                      ----------

          Optical & Photo (0.4%)
          ----------------------
 2,800    Corning, Inc.............................................   $  129,500
 4,000    Eastman Kodak Company....................................      321,000
   600    Polaroid Corporation.....................................       26,100
                                                                      ----------
                                                                         476,600
                                                                      ----------

          Paper & Forest Products (0.9%)
          ------------------------------
 1,600    Alco Standard Corporation................................       82,600
   600    Boise Cascade Corporation................................       19,050
 1,200    Champion International Corporation.......................       51,900
 1,100    Georgia-Pacific Corporation..............................       79,200
 3,602    International Paper Company..............................      145,431
 1,000    James River Corporation of Virginia......................       33,125
 3,390    Kimberly-Clark Corporation...............................      322,897
 1,300    Louisiana-Pacific Corporation............................       27,463
   600    Mead Corporation.........................................       34,875
   400    Potlatch Corporation.....................................       17,200
   700    Temple-Inland, Inc.......................................       37,887
   800    Union Camp Corporation...................................       38,200
 1,200    Westvaco Corporation.....................................       34,500
 2,400    Weyerhaeuser Company.....................................      113,700
   700    Willamette Industries....................................       48,738
                                                                      ----------
                                                                       1,086,766
                                                                      ----------

          Producers Goods (3.1%)
          ----------------------
 3,400    Allied-Signal Inc........................................      227,800
 1,200    Avery Dennison Corporation...............................       42,450
   400    Briggs & Stratton Corporation............................       17,600
   900    Case Corporation.........................................       49,050
 2,300    Caterpillar, Inc.........................................      173,075
   400    Cincinnati Milacron, Inc.................................        8,750
 1,300    Cooper Industries, Inc...................................       54,763
 3,100    Deere & Company..........................................      125,937
 1,400    Dover Corporation........................................       70,350
 2,700    Emerson Electric Company.................................      261,225
   500    FMC Corporation*.........................................       35,063
   500    Foster Wheeler Corporation...............................       18,562
20,000    General Electric Company.................................    1,977,500
   400    Giddings & Lewis, Inc....................................        5,150
   600    Harnischfeger Industries, Inc............................       28,875
 1,500    Illinois Tool Works, Inc.................................      119,813
 1,300    Ingersoll-Rand Company...................................       57,850
   500    Johnson Controls, Inc....................................       41,437
   500    Millipore Corporation....................................       20,688
   100    NACCO Industries, Inc....................................        5,350
   800    Navistar International Corporation*......................        7,300
 1,400    Pall Corporation.........................................       35,700
   900    Parker Hannifin Corporation..............................       34,875
   600    Raychem Corporation......................................       48,075
   700    Snap-On, Inc.............................................       24,937
 2,100    Tenneco, Inc.............................................       94,763



The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[ALL LOGO]
Balanced Portfolio
---------------------------------------------------------
Schedule of Investments as of December 31, 1996-Continued

SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Producers Goods-Continued
          -------------------------
  400     Timken Company...........................................   $   18,350
  300     Trinova Corporation......................................       10,912
2,000     Tyco International Ltd...................................      105,750
  600     W.W. Grainger, Inc.......................................       48,150
5,100     Westinghouse Electric Company............................      101,363
                                                                      ----------
                                                                       3,871,463
                                                                      ----------

          Railroad & Shipping (0.5%)
          --------------------------
1,864     Burlington Northern, Inc.................................      161,003
2,700     CSX Corporation..........................................      114,075
1,000     Conrail, Inc.............................................       99,625
1,500     Norfolk Southern Corporation.............................      131,250
3,000     Union Pacific Corporation................................      180,375
                                                                      ----------
                                                                         686,328
                                                                      ----------

          Retail (2.4%)
          -------------
 3,100    Albertson's, Inc.........................................      110,438
 1,800    American Stores Company..................................       73,575
 4,750    CUC International, Inc.*.................................      112,812
 1,300    CVS Corporation..........................................       53,788
 1,200    Charming Shoppes, Inc....................................        6,075
 1,200    Circuit City Stores, Inc.................................       36,150
 2,600    Dayton Hudson Corporation................................      102,050
 1,400    Dillard Department Stores, Inc...........................       43,225
 2,500    Federated Department Stores, Inc.*.......................       85,312
 3,400    GAP, Inc.................................................      102,425
   700    Giant Food, Inc., Class A................................       24,150
   400    Great Atlantic & Pacific Tea Company, Inc................       12,750
 5,800    Home Depot, Inc..........................................      290,725
 2,900    J.C. Penney Company, Inc.................................      141,375
 5,800    Kmart Corporation........................................       60,175
 1,500    Kroger Corporation*......................................       69,750
   200    Long's Drug Stores, Inc..................................        9,825
 2,100    Lowe's Companies, Inc....................................       74,550
 3,100    May Department Stores Company............................      144,925
   400    Mercantile Stores Company, Inc...........................       19,750
 1,000    Nordstrom, Inc...........................................       35,438
   700    Pep Boys - Manny, Moe, & Jack............................       21,525
 2,300    Price/Costco, Inc.*......................................       57,788
 1,500    Rite Aid Corporation.....................................       59,625
 4,800    Sears Roebuck & Company..................................      221,400
   900    TJX Companies, Inc.......................................       42,637
   700    Tandy Corporation........................................       30,800
 3,270    The Limited, Inc.........................................       60,086
 3,300    Toys "R" Us, Inc.*.......................................       99,000
27,800    Wal-Mart Stores, Inc.....................................      635,925
 3,000    Walgreen Company.........................................      120,000
 1,800    Winn-Dixie Stores, Inc...................................       56,925
 1,600    Woolworth Corporation*...................................       35,000
                                                                      ----------
                                                                       3,049,974
                                                                      ----------

          Steel  (0.1%)
          -------------
2,062     Allegheny Teledyne, Inc..................................   $   47,426
1,200     Armco, Inc.*.............................................        4,950
1,300     Bethlehem Steel Corporation*.............................       11,700
  500     Inland Steel Industries, Inc.............................       10,000
1,100     Nucor Corporation........................................       56,100
1,000     USX-US Steel Group, Inc..................................       31,375
1,100     Worthington Industries, Inc..............................       19,938
                                                                      ----------
                                                                         181,489
                                                                      ----------

          Telephone (4.1%)
          ----------------
 2,300    ALLTEL Corporation.......................................       72,162
19,700    AT&T Corporation.........................................      856,950
 6,100    Airtouch Communications, Inc.*...........................      154,025
 6,700    Ameritech Corporation....................................      406,188
   700    Andrew Corporation.......................................       37,144
 5,400    Bell Atlantic Corporation................................      349,650
12,100    BellSouth Corporation....................................      488,538
 1,400    DSC Communications Corporation*..........................       25,025
11,700    GTE Corporation..........................................      532,350
 7,750    Lucent Technologies, Inc.................................      358,437
 8,300    MCI Communications Corporation...........................      271,306
 3,100    Northern Telecom Ltd.....................................      191,812
 5,300    Nynex Corporation........................................      255,063
 5,200    Pacific Telesis Group....................................      191,100
 7,300    SBC Communications, Inc..................................      377,775
 5,200    Sprint Corporation.......................................      207,350
 5,800    U S West, Inc............................................      187,050
 7,500    U. S. West Media Group*..................................      138,750
 4,900    WorldCom, Inc.*..........................................      127,706
                                                                      ----------
                                                                       5,228,381
                                                                      ----------

          Tires & Rubber (0.1%)
          --------------------
  900     Cooper Tire & Rubber Company.............................       17,775
1,900     Goodyear Tire & Rubber...................................       97,612
                                                                      ----------
                                                                         115,387
                                                                      ----------


          Tobacco (1.1%)
          --------------
2,100     American Brands, Inc.....................................      104,212
1,400     Loews Corporation........................................      131,950
9,900     Phillip Morris Companies, Inc............................    1,114,988
2,200     UST, Inc.................................................       71,225
                                                                      ----------
                                                                       1,422,375
                                                                      ----------



          Travel & Recreation (0.8%)
          --------------------------
1,200     Brunswick Corporation....................................       28,800
8,229     Disney (Walt) Company....................................      572,944
1,600     HFS, Inc.*...............................................       95,600


The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
           Balanced Portfolio
           ------------------
           Schedule of Investments as of December 31, 1996--Continued

SHARES COMMON STOCK                         MARKET VALUE
--------------------------------------------------------

       Travel & Recreation--Continued
       ------------------------------
1,200  Harrah's Entertainment*............ $   23,850
2,900  Hilton Hotels Corporation..........     75,763
1,400  ITT Corporation*...................     60,725
1,600  Marriott International, Inc........     88,400
                                           ----------
                                              946,082
                                           ----------
       Trucking & Freight (0.1%)
       ------------------------

  400  Caliber System, Inc................      7,700
  500  PACCAR, Inc........................     34,000
1,000  Ryder Systems, Inc.................     28,125
                                           ----------
                                               69,825
                                           ----------
       Total Common Stocks
        (cost basis $58,778,536)           68,245,521
                                           ----------

*Non-income producing securities

PRINCIPAL                                       INTEREST  MATURITY   MARKET
AMOUNT     LONG-TERM DEBT SECURITIES (36.0%)    RATE      DATE       VALUE
-----------------------------------------------------------------------------
          U.S. Government Obligations (15.9%)
          ----------------------------------
$275,000  U.S. Treasury Bond.................... 9.000%   02/15/06   $330,859
 575,000  U.S. Treasury Bond.................... 7.000    07/15/06    597,461
 200,000  U.S. Treasury Bond....................10.375    11/15/12    257,625
 250,000  U.S. Treasury Bond.................... 9.875    11/15/15    333,750
 500,000  U.S. Treasury Bond.................... 7.500    11/15/16    541,094
 250,000  U.S. Treasury Bond.................... 8.750    05/15/17    304,844
 250,000  U.S. Treasury Bond.................... 8.125    08/15/19    288,906
 250,000  U.S. Treasury Bond.................... 8.500    02/15/20    300,000
 250,000  U.S. Treasury Bond.................... 7.875    02/15/21    282,422
 300,000  U.S. Treasury Bond.................... 8.125    08/15/21    348,187
 300,000  U.S. Treasury Bond.................... 8.000    11/15/21    343,875
 250,000  U.S. Treasury Bond.................... 7.250    08/15/22    264,453
 250,000  U.S. Treasury Bond.................... 7.625    11/15/22    275,859
 250,000  U.S. Treasury Bond.................... 7.125    02/15/23    260,859
 350,000  U.S. Treasury Bond.................... 6.250    08/15/23    328,015
 350,000  U.S. Treasury Bond.................... 7.500    11/15/24    382,703
 420,000  U.S. Treasury Bond.................... 7.625    02/15/25    466,331
 500,000  U.S. Treasury Bond.................... 6.875    08/15/25    509,531
 125,000  U.S. Treasury Note.................... 5.875    07/31/97    125,078
 125,000  U.S. Treasury Note.................... 5.625    10/31/97    124,727
 250,000  U.S. Treasury Note.................... 6.000    12/31/97    250,234
 300,000  U.S. Treasury Note.................... 7.875    01/15/98    305,718
 400,000  U.S. Treasury Note.................... 7.250    02/15/98    405,375
 225,000  U.S. Treasury Note.................... 6.125    03/31/98    225,492
 350,000  U.S. Treasury Note.................... 7.875    04/15/98    358,203
 250,000  U.S. Treasury Note.................... 5.875    04/30/98    249,765
 400,000  U.S. Treasury Note.................... 6.125    05/15/98    400,875
 450,000  U.S. Treasury Note.................... 6.250    06/30/98    452,109
 450,000  U.S. Treasury Note.................... 8.250    07/15/98    465,188
 400,000  U.S. Treasury Note.................... 5.250    07/31/98    396,000
 250,000  U.S. Treasury Note.................... 5.875    08/15/98    249,688
 300,000  U.S. Treasury Note.................... 6.000    09/30/98    300,375
 350,000  U.S. Treasury Note.................... 7.125    10/15/98    357,000
 250,000  U.S. Treasury Note.................... 5.500    11/15/98    248,125
 325,000  U.S. Treasury Note.................... 8.875    11/15/98    341,656
 250,000  U.S. Treasury Note.................... 5.125    12/31/98    245,859
 225,000  U.S. Treasury Note.................... 6.375    01/15/99    227,109
 200,000  U.S. Treasury Note.................... 8.875    02/15/99    211,562
 250,000  U.S. Treasury Note.................... 5.500    02/28/99    247,813
 250,000  U.S. Treasury Note.................... 5.875    03/31/99    249,609
 250,000  U.S. Treasury Note.................... 7.000    04/15/99    255,547
 250,000  U.S. Treasury Note.................... 6.750    05/31/99    254,219
 250,000  U.S. Treasury Note.................... 6.750    06/30/99    254,375
 250,000  U.S. Treasury Note.................... 6.875    07/31/99    255,078
 250,000  U.S. Treasury Note.................... 8.000    08/15/99    261,797
 400,000  U.S. Treasury Note.................... 7.125    09/30/99    410,875
 300,000  U.S. Treasury Note.................... 7.500    10/31/99    311,156
 450,000  U.S. Treasury Note.................... 7.750    11/30/99    469,969
 250,000  U.S. Treasury Note.................... 7.750    12/31/99    261,406
 400,000  U.S. Treasury Note.................... 7.750    01/31/00    418,625
 125,000  U.S. Treasury Note.................... 7.125    02/29/00    128,672
 150,000  U.S. Treasury Note.................... 6.750    04/30/00    152,859
 250,000  U.S. Treasury Note.................... 6.125    07/31/00    250,000
 375,000  U.S. Treasury Note.................... 8.500    11/15/00    405,000
 300,000  U.S. Treasury Note.................... 5.500    12/31/00    293,063
 350,000  U.S. Treasury Note.................... 7.750    02/15/01    369,906
 250,000  U.S. Treasury Note.................... 8.000    05/15/01    267,109
 350,000  U.S. Treasury Note.................... 7.500    11/15/01    368,484
 125,000  U.S. Treasury Note....................10.750    02/15/03    153,008
 500,000  U.S. Treasury Note.................... 6.250    02/15/03    499,531
 250,000  U.S. Treasury Note.................... 5.750    08/15/03    242,500
 150,000  U.S. Treasury Note.................... 5.875    02/15/04    146,063
 230,000  U.S. Treasury Note.................... 6.500    05/15/05    231,653
 500,000  U.S. Treasury Note.................... 7.250    05/15/16    527,969
                                                                   ----------
          Total U.S. Government
           Obligations..........................                   20,043,198
                                                                   ----------


                  U.S. Government Agency Obligations (13.1%)
                  ------------------------------------------
250,000  Federal Home Loan
           Bank Notes..............  9.250  11/25/98     264,381
250,000  Federal Home Loan
           Bank Debentures.........  7.260  09/06/01     258,680
188,711  Federal Home Loan Mortgage
           Corporation Gold
           15-Yr. Pass Through.....  7.500  08/01/10     191,423
240,449  Federal Home Loan Mortgage
           Corporation Gold
           30-Yr. Pass Through.....  7.000  09/01/25     235,941
131,349  Federal Home Loan
           Mortgage Corporation
           Gold 7-Yr. Balloon......  7.000  07/01/02     131,883



The accompanying notes to the financial statements are an integral part of this schedule.

==========================================================================================
                         A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Balanced Portfolio
------------------
Schedule of Investments as of December 31, 1996--Continued

PRINCIPAL                                                   INTEREST   MATURITY    MARKET
AMOUNT      LONG-TERM DEBT SECURITIES                       RATE       DATE        VALUE
------------------------------------------------------------------------------------------
            U.S. Government Agency Obligations-Continued
            --------------------------------------------
$251,850    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    7.500%     08/01/26    $252,164
 249,849    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    8.000      11/01/26     254,611
 247,283    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    7.500      07/01/26     247,592
 251,181    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    6.000      07/01/26     233,619
 250,000    Federal Home Loan Mortgage
              Corporation Medium
              Term Note.................................    6.395      05/16/00     251,224
 217,393    Federal Home Loan Mortgage
              Corporation Gold
              5-Yr. Balloon.............................    5.500      12/01/99     212,163
 251,178    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    7.000      05/01/26     246,469
 248,985    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    6.500      11/01/26     238,014
 183,765    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    9.000      04/01/25     194,102
 191,851    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    6.500      04/01/24     183,398
 175,647    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    8.500      09/01/25     181,959
 253,523    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    8.000      01/01/26     258,355
 247,205    Federal Home Loan Mortgage
              Corporation Gold
              30-Yr. Pass Through.......................    7.500      11/01/25     247,514
 236,425    Federal Home Loan Mortgage
              Corporation Gold
              15-Yr. Pass Through.......................    6.500      04/01/09     232,287
 580,000    Federal Home Loan
              Mortgage Corporation
              10-Yr. Conventional.......................    5.990      12/01/03     561,742
 216,879    Federal Home Loan
              Mortgage Corporation
              15-Yr. Pass Through.......................    7.000      11/10/10     216,812
  81,352    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    9.000      04/01/10      85,140
 241,421    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    8.000      05/01/11     248,362
 252,499    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    7.000      06/01/11     252,184
 243,725    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    6.500      07/01/11     239,308
 237,742    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    7.500      06/01/11     240,936
  50,344    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    9.000      04/01/10      52,688
 233,888    Federal National
              Mortgage Association
              15-Yr. Pass Through.......................    6.000      02/01/11     224,898
 236,674    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    9.500      04/01/25     255,312
 248,171    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    8.000      08/01/26     252,669
 237,101    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    7.500      09/01/25     237,026
 245,840    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    6.500      03/01/26     234,547
 247,500    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    7.500      12/01/26     247,422
 235,204    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    8.500      05/01/26     243,510
 212,021    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    8.000      01/01/26     215,864
 252,499    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    8.500      11/01/25     261,415
 249,815    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    7.000      11/01/26     244,428
 252,499    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    8.000      11/01/26     257,076
 249,310    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    7.500      09/01/26     249,232
 246,071    Federal National
              Mortgage Association
              30-Yr. Pass Through.......................    7.000      03/01/26     240,765

  The accompanying notes to the financial statements are an integral part of this schedule.


================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]
Balanced Portfolio
------------------

Schedule of Investments as of December 31, 1996-Continued


PRINCIPAL                                                   INTEREST    MATURITY   MARKET
AMOUNT                   LONG-TERM DEBT SECURITIES          RATE        DATE       VALUE
------------------------------------------------------------------------------------------
                         U.S. Government Agency Obligations-Continued
                         --------------------------------------------

$247,703                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500%     07/01/26   $ 247,626
 235,001                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through.............. 6.000      05/01/26     218,184
 250,000                 Federal National
                           Mortgage Association
                           10-Yr. Pass Through.............. 6.700      11/10/05     245,130
 248,066                 Federal National
                           Mortgage Association
                           7-Yr. Balloon.................... 6.500      10/01/03     245,431
 175,000                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through.............. 8.100      08/12/19     195,730
 234,244                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.000      01/01/26     229,193
 202,940                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through..............10.500      08/01/20     224,374
 250,000                 Federal National
                           Mortgage Association
                           Medium Term Note................. 6.720      08/01/05     250,714
 200,000                 Federal National
                           Mortgage Association
                           Medium Term Note................. 5.200      04/30/98     198,483
 202,680                 Federal National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500      10/01/24     202,616
 250,557                 Government National
                           Mortgage Association
                           15-Yr. Pass Through.............. 6.500      06/15/11     247,268
 248,445                 Government National
                           Mortgage Association
                           15-Yr. Pass Through.............. 7.500      07/15/11     252,871
 250,734                 Government National
                           Mortgage Association
                           15-Yr. Pass Through.............. 6.000      04/15/11     242,115
 247,152                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500      10/15/26     247,306
 239,344                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.000      01/15/26     234,183
 248,305                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 6.000      05/15/26     230,458
 243,230                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 8.000      04/15/26     248,094
 239,305                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 9.000      08/15/26     252,167
 247,350                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 8.500      11/15/26     256,162
 249,808                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500      05/15/26     249,965
 248,462                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.000      05/15/26     243,105
 250,389                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 8.500      06/15/26     259,309
 202,241                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 9.500      12/15/24     218,483
 253,449                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500      04/15/26     253,607
 189,828                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 7.500      08/15/25     189,947
 149,436                 Government National
                           Mortgage Association
                           15-Yr. Pass Through.............. 6.500      05/15/09     147,474
 193,263                 Government National
                           Mortgage Association
                           30-Yr. Pass Through.............. 8.000      06/01/25     197,129
 250,000                 Private Export
                           Funding Corporation.............. 8.400      07/31/01     269,989
 150,000                 Private Export
                           Funding Corporation.............. 6.240      05/15/02     148,775
 250,000                 Student Loan
                           Marketing Association............ 6.050      09/14/00     248,077
 250,000                 Tennessee Valley
                           Authority........................ 6.375      06/15/05     245,284
                                                                                  ----------
                         Total U.S. Government
                            Agency Obligations.................................   16,516,364
                                                                                  ----------
                         Asset-Backed Securities (0.5%)
                         ------------------------------
 159,947                  Western Financial
                            Grantor Trust.................   7.100      01/01/00     161,897
 200,000                  NationsBank Credit Card
                            Trust Certificate.............   6.000      12/15/05     192,908
 250,000                  Chemical MasterCard
                            Trust Series
                            1996-1 Class A................   5.550      09/15/03     242,925
                                                                                   ---------
                         Total Asset-Backed Securities..........................     597,730
                                                                                   ---------

The accompanying notes to the financial statements are an integral part of this schedule.

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]  Balanced Portfolio
            ------------------
            Schedule of Investments as of December 31, 1996-Continued

PRINCIPAL                                     INTEREST   MATURITY    MARKET
AMOUNT       LONG-TERM DEBT SECURITIES        RATE       DATE        VALUE
---------------------------------------------------------------------------------
             Corporate Obligations (5.0%)
             ----------------------------
$ 200,000    Abbott Laboratories Notes........  6.800%   05/15/05    $    200,497
  250,000    American Express
              Credit Corporation..............  6.125    11/15/01         245,278
  250,000    American General Finance
              Corporation Senior Notes........  6.875    07/01/99         253,209
  250,000    Associates Corporation N.A
              Senior Notes....................  6.000    12/01/02         241,055
  225,000    Baker Hughes, Inc. Notes.........  8.000    05/15/04         238,012
  250,000    Browning-Ferris Industries Inc
              Senior Notes....................  6.375    01/15/08         236,689
  250,000    Columbia Gas System Notes........  7.320    11/28/10         245,640
  500,000    Columbia/HCA
              Healthcare Notes................  8.850    01/01/07         566,368
  250,000    Commercial Credit Company Notes..  6.750    05/15/00         252,097
  250,000    E.I. Dupont de Nemours
              and Company.....................  8.125    03/15/04         270,175
  125,000    Eaton Corporation Notes..........  6.375    04/01/99         125,345
  250,000    General Motors Acceptance
              Corporation Notes...............  9.625    12/15/01         279,592
  250,000    Honeywell, Inc. Debentures.......  8.625    04/15/06         277,604
  250,000    Household Finance Company........  7.250    07/15/03         254,910
  250,000    J.C. Penney & Company, Inc
              Notes...........................  6.375    09/15/00         248,960
  340,000    J.P. Morgan Notes................  6.250    12/15/05         325,672
  250,000    NorAm Energy Corporation.........  7.500    08/01/00         256,882
  250,000    Noranda, Inc. Notes..............  8.000    06/01/03         263,475
  250,000    Norwest Financial, Inc
              Senior Notes....................  7.000    01/15/03         253,077
  250,000    Penzoil Company.................. 10.125    11/15/09         292,785
  250,000    Pepsico, Inc.....................  5.875    06/01/00         246,340
  250,000    Rhone-Poulenc SA Notes...........  7.750    01/15/02         259,852
  250,000    Warner-Lambert Notes.............  6.625    09/15/02         249,390
  200,000    Weyerhaeuser Company
              Debentures......................  9.050    02/01/03         222,249
                                                                     ------------
             Total Corporate Obligations......                          6,305,153
                                                                     ------------
             Utility Bonds  (0.6%)
             ---------------------
  250,000    Baltimore Gas & Electric
              Company First Refunding
              Mortgage Bonds..................  7.500    01/15/07         259,952
  250,000    Pacificorp First
              Mortgage Bonds..................  6.750    04/01/05         246,201
  250,000    Texas Utilities Company
              First Mortgage Bonds............  7.375    08/01/01         257,177
                                                                     ------------
             Total Utility Bonds..............                            763,330
                                                                     ------------

             Canadian Government (0.7%)
             --------------------------
$  500,000   Province of Quebec...............  7.500%   07/15/02    $    517,599
   250,000   Manitoba Province Canada.........  6.125    01/19/04         242,465
   200,000   Province of Ontario
              Senior Global Bonds.............  6.125    06/28/00         199,558
                                                                     ------------
             Total Canadian Government........                            959,622
                                                                     ------------

             Canadian Corporate Securities  (0.2%)
             -------------------------------------
   250,000   Petro-Canada Ltd.................  8.600    01/15/10         286,175
                                                                     ------------
             Total Long-Term
              Debt Securities
              (amortized cost basis $45,697,328)                       45,471,572
                                                                     ------------

             Short-Term Investments (9.4%)
             -----------------------------
  485,000    C.S. First Boston, Inc...........  5.350%   02/05/97         482,478
1,786,000    Carolina Power & Light
              Company.........................  5.730    03/05/97       1,768,091
  287,000    Ford Motor
              Credit Corporation..............  5.320    01/03/97         286,915
  321,000    General Electric
              Capital Corporation.............  5.310    01/15/97         320,337
  615,000    General Electric
              Capital Corporation.............  5.400    01/13/97         613,893
  300,000    General Motors
              Acceptance Corporation..........  5.640    01/02/97         299,953
  890,000    General Motors
              Acceptance Corporation..........  5.370    01/07/97         889,203
  313,000    General Motors
              Acceptance Corporation..........  5.350    01/17/97         312,249
  480,000    MDU Resources Group..............  6.400    01/15/97         478,805
  379,000    Merrill Lynch
              & Company, Inc..................  5.340    02/05/97         377,033
1,000,000    Merrill Lynch
              & Company, Inc..................  5.460    01/15/97         997,877
1,075,000    Merrill Lynch
              & Company, Inc..................  5.350    03/04/97       1,065,095
  881,000    Merrill Lynch
              & Company, Inc..................  6.250    01/07/97         880,082
  448,000    Pacific Gas & Electric...........  5.520    01/28/96         446,145
1,307,000    Sears Roebuck
              Acceptance Corporation..........  5.350    02/04/97       1,300,396
  849,000    Walt Disney Company..............  5.460    01/06/97         848,355
  495,000    Xerox Credit Corporation.........  5.350    01/06/97         494,632
                                                                     ------------
             Total Short-Term Investments
              (amortized cost basis $11,861,539)                       11,861,539
                                                                     ------------
             Total Investments (99.3%)
              (amortized cost basis $116,337,403)                     125,578,632
             Other Assets, less Liabilities (0.7%)                        939,037
                                                                     ------------
             NET ASSETS (100.0%)..............                       $126,517,669
                                                                     ============

The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Large Company Stock Portfolio
-----------------------------------------------
Schedule of Investments as of December 31, 1996


SHARES      COMMON STOCK (98.3)                                     MARKET VALUE
--------------------------------------------------------------------------------
            Aerospace (2.4%)
            ---------------
 7,581      Boeing Company.........................................  $  806,386
 1,300      General Dynamics Corporation...........................      91,650
 1,100      Goodrich (B.F.) Company................................      44,550
 4,100      Lockheed Martin Corporation............................     375,150
 4,400      McDonnell Douglas Corporation..........................     281,600
 1,200      Northrop Grumman Corporation...........................      99,300
 5,000      Raytheon Company.......................................     240,625
 4,500      Rockwell International Corporation.....................     273,938
 2,700      TRW, Inc...............................................     133,650
 1,800      Textron, Inc...........................................     169,650
 5,000      United Technologies Corporation........................     330,000
                                                                     ----------
                                                                      2,846,499
                                                                     ----------
            Air Transportation (0.4%)
            ------------------------
 1,900      AMR Corporation*.......................................     167,438
 1,600      Delta Air Lines, Inc...................................     113,400
 2,400      Federal Express Corporation*...........................     106,800
 3,000      Southwest Airlines Company.............................      66,375
 1,300      USAir Group, Inc.*.....................................      30,387
                                                                     ----------
                                                                        484,400
                                                                     ----------
            Apparel (0.5%)
            -------------
 1,600      Fruit of the Loom, Inc.*...............................      60,600
 1,500      Liz Claiborne, Inc.....................................      57,938
 6,100      Nike, Inc..............................................     364,475
 1,100      Reebok International, Ltd..............................      46,200
   800      Russell Corporation....................................      23,800
   400      Springs Industries, Inc................................      17,200
 1,000      Stride Rite Corporation................................      10,000
 1,400      V F Corporation........................................      94,500
                                                                     ----------
                                                                        674,713
                                                                     ----------

            Banks (7.6%)
            -----------
 8,950      Banc One Corporation...................................     384,850
 3,200      Bank of Boston Corporation.............................     205,600
 8,200      Bank of New York Company, Inc..........................     276,750
 7,600      BankAmerica Corporation................................     758,100
 1,700      Bankers Trust New York Corporation.....................     146,625
 4,100      Barnett Banks, Inc.....................................     168,612
 3,300      Boatmen's Bancshares, Inc..............................     212,850
 9,256      Chase Manhattan Corporation............................     826,098
 9,900      Citicorp...............................................   1,019,700
 2,300      Comerica, Inc..........................................     120,463
 4,600      Corestates Financial Corporation.......................     238,625
 2,200      Fifth Third Bancorp....................................     138,187
 2,800      First Bank System, Inc.................................     191,100
 6,724      First Chicago NBD Corporation..........................     361,415
 6,040      First Union Corporation................................     446,960
 5,435      Fleet Financial Group, Inc.............................     271,071
 4,700      Keycorp................................................     237,350
 4,000      J.P. Morgan & Company, Inc.............................     390,500
 2,700      Mellon Bank Corporation................................     191,700
 4,600      National City Corporation..............................     206,425
 6,100      Nationsbank Corporation................................     596,275
 7,700      Norwest Corporation....................................     334,950
 7,100      PNC Bank Corporation...................................     267,138
 1,200      Republic NY Corporation................................      97,950
 4,700      Suntrust Banks, Inc....................................     231,475
 3,200      US Bancorp.............................................     143,800
 3,500      Wachovia Corporation...................................     197,750
 1,900      Wells Fargo & Company..................................     512,525
                                                                     ----------
                                                                      9,174,844
                                                                     ----------
            Brokerage (0.5%)
            ---------------
 3,500      Merrill Lynch & Company, Inc...........................     285,250
 3,200      Morgan Stanley Group, Inc..............................     182,800
 2,300      Salomon, Inc...........................................     108,387
                                                                     ----------
                                                                        576,437
                                                                     ----------
            Business Machines (6.6%)
            -----------------------
 3,700      3Com Corporation*......................................     271,488
 2,500      Amdahl Corporation*....................................      30,312
 2,600      Apple Computer, Inc....................................      54,275
   900      Autodesk, Inc..........................................      25,200
 4,100      Bay Networks, Inc.*....................................      85,588
 3,300      Cabletron Systems, Inc.*...............................     109,725
 1,400      Ceridian Corporation*..................................      56,700
13,700      Cisco Systems, Inc.*...................................     871,662
 5,800      Compaq Computers, Inc.*................................     430,650
   800      Data General Corporation*..............................      11,600
 3,800      Dell Computer Corporation*.............................     201,875
 3,200      Digital Equipment Corporation*.........................     116,400
 2,700      Honeywell, Inc.........................................     177,525
10,900      International Business Machines Corporation............   1,645,900
 1,000      Intergraph Corporation*................................      10,250
25,100      Microsoft Corporation*.................................   2,073,888
 7,200      Novell, Inc.*..........................................      68,175
13,650      Oracle Systems Corporation*............................     569,887
 3,100      Pitney-Bowes, Inc......................................     168,950
 5,300      Seagate Technology Inc.*...............................     209,350
 3,600      Silicon Graphics, Inc.*................................      91,800
 7,600      Sun Microsystems, Inc.*................................     195,225
 2,500      Tandem Computers, Inc.*................................      34,375
 3,600      Unisys Corporation*....................................      24,300
 6,800      Xerox Corporation......................................     357,850
                                                                     ----------
                                                                      7,892,950
                                                                     ----------
             Business Services (1.8%)
             -----------------------
 6,100       Automatic Data Processing, Inc........................     261,538
 2,200       Block (H.R.), Inc.....................................      63,800


The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]

Large Company Stock Portfolio
-----------------------------
Schedule of Investments as of December 31, 1996--Continued


SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------

          Business Services--Continued
          ----------------------------

 4,500    Browning-Ferris Industries, Inc...........................  $  118,125
 3,500    Cognizant Corporation.....................................     115,500
 7,675    Computer Associates International, Inc....................     381,831
 1,600    Computer Sciences Corporation*............................     131,400
 1,700    Deluxe Corporation........................................      55,675
 1,300    Ecolab, Inc...............................................      48,913
 9,300    First Data Corporation....................................     339,450
 1,700    Interpublic Group of Companies, Inc.......................      80,750
   600    John H. Harland Company...................................      19,800
 6,600    Laidlaw, Inc..............................................      75,900
 2,100    Moore Corporation, Ltd....................................      42,787
 1,000    National Service Industries, Inc..........................      37,375
 1,200    Safety Kleen Corporation..................................      19,650
   500    Shared Medical Systems Corporation........................      24,625
 3,500    The Dun & Bradstreet Corporation..........................      83,125
10,100    WMX Technologies, Inc.....................................     329,512
                                                                      ----------
                                                                       2,229,756
                                                                      ----------

          Chemicals (3.4%)
          ----------------

 2,400    Air Products & Chemicals, Inc.............................     165,900
11,900    E.I. Du Pont de Nemours & Company.........................   1,123,062
 1,600    Eastman Chemical Company..................................      88,400
 1,300    Great Lakes Chemical Corporation..........................      60,775
 2,100    Hercules, Inc.............................................      90,825
 8,900    Minnesota Mining & Manufacturing Co.......................     737,587
12,200    Monsanto Company..........................................     474,275
 3,000    Morton International, Inc.................................     122,250
 1,400    Nalco Chemical Company....................................      50,575
 3,800    PPG Industries, Inc.......................................     213,275
 3,300    Praxair, Inc..............................................     152,213
 1,400    Rohm & Haas Company.......................................     114,275
 1,000    Sigma-Aldrich Corporation.................................      62,437
 5,200    The Dow Chemical Company..................................     407,550
 2,700    Union Carbide Corporation.................................     110,363
 1,800    W.R. Grace & Company......................................      93,150
                                                                      ----------
                                                                       4,066,912
                                                                      ----------

          Construction (0.4%)
          -------------------

   900    Armstrong World Industries, Inc...........................      62,550
   600    Centex Corporation........................................      22,575
   900    Crane Company.............................................      26,100
 1,700    Fluor Corporation.........................................     106,675
   800    Kaufman & Broad Home Corporation..........................      10,300
 3,300    Masco Corporation.........................................     118,800
 1,100    Owens-Corning Fiberglass Corporation......................      46,887
   400    Pulte Corporation.........................................      12,300
 1,800    Sherwin-Williams Company..................................     100,800
 1,800    Stanley Works.............................................      48,600
                                                                      ----------
                                                                         555,587
                                                                      ----------

          Consumer Durables (0.3%)
          ------------------------

 1,800    Black & Decker Corporation................................      54,225
 2,100    Maytag Corporation........................................      41,475
 3,300    Newell Company............................................     103,950
 1,300    Tupperware Corporation....................................      69,713
 1,500    Whirlpool Corporation.....................................      69,937
                                                                      ----------
                                                                         339,300
                                                                      ----------

          Containers (0.2%)
          -----------------

   600    Ball Corporation..........................................      15,600
 1,100    Bemis Company, Inc........................................      40,562
 2,700    Crown Cork & Seal Company, Inc............................     146,812
 2,100    Stone Container Corporation...............................      31,238
                                                                      ----------
                                                                         234,212
                                                                      ----------

          Cosmetics (2.5%)
          ----------------

   600    Alberto-Culver Company....................................      28,800
 2,800    Avon Products, Inc........................................     159,950
 1,100    Clorox Company............................................     110,412
 3,100    Colgate-Palmolive Company.................................     285,975
 9,400    Gillette Company..........................................     730,850
 2,300    International Flavors and Fragrances, Inc.................     103,500
14,400    Procter & Gamble Company..................................   1,548,000
                                                                      ----------
                                                                       2,967,487
                                                                      ----------

          Drugs & Medicine (10.1%)
          ------------------------

16,200    Abbott Laboratories.......................................     822,150
 1,300    Allergan, Inc.............................................      46,312
 1,700    Alza Corporation *........................................      43,987
13,500    American Home Products Corporation........................     791,438
 5,500    Amgen, Inc.*..............................................     299,062
 1,200    Bard (C.R.), Inc..........................................      33,600
 1,100    Bausch & Lomb, Inc........................................      38,500
 5,700    Baxter International, Inc.................................     233,700
 2,600    Becton, Dickinson and Company.............................     112,775
 2,100    Beverly Enterprises, Inc.*................................      26,775
 2,400    Biomet, Inc...............................................      36,300
 3,700    Boston Scientific Corporation*............................     222,000
10,500    Bristol-Myers Squibb Company..............................   1,141,875
14,000    Columbia/HCA Healthcare Corporation.......................     570,500
11,600    Eli Lilly & Company.......................................     846,800
 1,600    Guidant Corporation.......................................      91,200
 3,400    Humana, Inc.*.............................................      65,025
27,900    Johnson & Johnson.........................................   1,388,025
 1,500    Mallinckrodt Group, Inc...................................      66,188
 1,300    Manor Care, Inc...........................................      35,100
 5,100    Medtronic, Inc............................................     346,800
25,300    Merck & Company, Inc......................................   2,005,025
13,600    Pfizer, Inc...............................................   1,127,100
10,515    Pharmacia & Upjohn, Inc...................................     416,657


The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Large Company Stock Portfolio
-----------------------------
Schedule of Investments as of December 31, 1996--Continued

SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Drugs & Medicine--Continued
          ---------------------------
 7,900    Schering-Plough Corporation..............................  $   511,525
 1,700    St. Jude Medical, Inc.*..................................       72,462
 4,600    Tenet Healthcare Corporation*............................      100,625
 1,300    US Surgical Corporation..................................       51,188
 3,900    United Healthcare Corporation............................      175,500
 5,800    Warner-Lambert Company...................................      435,000
                                                                     -----------
                                                                      12,153,194
                                                                     -----------
          Electronics (4.7%)
          ------------------
 4,528    AMP, Inc.................................................      173,762
 2,800    Advanced Micro Devices, Inc.*............................       72,100
 3,800    Applied Materials, Inc.*.................................      136,563
 1,000    EG&G, Inc................................................       20,125
 4,800    EMC Corporation*.........................................      159,000
 2,800    General Instrument Corporation*..........................       60,550
 1,000    General Signal Corporation...............................       42,750
   800    Harris Corporation.......................................       54,900
21,300    Hewlett-Packard Company..................................    1,070,325
17,300    Intel Corporation........................................    2,265,219
 2,700    LSI Logic Corporation*...................................       72,225
 4,300    Micron Technology, Inc...................................      125,237
12,500    Motorola, Inc............................................      767,188
 2,900    National Semiconductor Corporation*......................       70,687
   900    Perkin Elmer Corporation.................................       52,988
 1,600    Scientific-Atlanta, Inc..................................       24,000
   700    Tektronix, Inc...........................................       35,875
 3,700    Tellabs, Inc.*...........................................      139,212
 4,000    Texas Instruments, Inc...................................      255,000
 1,100    Thomas & Betts Corporation...............................       48,812
                                                                     -----------
                                                                       5,646,518
                                                                     -----------
          Energy & Utilities (3.7%)
          -------------------------
 3,900    American Electric Power Company..........................      160,388
 3,100    Baltimore Gas & Electric Company.........................       82,925
 3,300    CINergy Corporation......................................      110,137
 3,200    Carolina Power & Light Company...........................      116,800
 4,400    Central & Southwest Corporation..........................      112,750
 2,200    Coastal Corporation......................................      107,525
 1,200    Columbia Gas System, Inc.................................       76,350
 4,800    Consolidated Edison Company of New York..................      140,400
 2,000    Consolidated Natural Gas Company.........................      110,500
 3,000    DTE Energy Company.......................................       97,125
 4,200    Duke Power Company.......................................      194,250
 3,800    Dominion Resources, Inc..................................      146,300
 9,000    Edison International.....................................      178,875
 5,300    Enron Corporation........................................      228,563
 1,400    Enserch Corporation......................................       32,200
 4,800    Entergy Corporation......................................      133,200
 3,800    FPL Group, Inc...........................................      174,800
 2,500    General Public Utilities Corporation.....................       84,062
 4,900    Houston Industries, Inc..................................      110,863
 3,000    Niagara Mohawk Power Corporation*........................       29,625
 1,000    Nicor, Inc...............................................       35,750
 2,900    NorAm Energy Corporation.................................       44,587
 1,400    Northern States Power Company............................       64,225
   500    ONEOK, Inc...............................................       15,000
 3,200    Ohio Edison Company......................................       72,800
 3,400    PP&L Resources, Inc......................................       78,200
 6,200    PacifiCorp...............................................      127,100
 1,800    Pacific Enterprises......................................       54,675
 8,700    Pacific Gas & Electric Company...........................      182,700
 3,200    PanEnergy Corporation....................................      144,000
 4,700    Peco Energy Company......................................      118,675
   700    Peoples Energy Corporation...............................       23,713
 5,000    Public Service Enterprise................................      136,250
 1,800    Sonat, Inc...............................................       92,700
14,100    Southern Company.........................................      319,012
 4,700    Texas Utilities Company..................................      191,525
 4,500    Unicom Corporation.......................................      122,063
 2,100    Union Electric Company...................................       80,850
 3,300    Williams Companies, Inc..................................      123,750
                                                                     -----------
                                                                       4,455,213
                                                                     -----------
          Energy--Raw Materials (1.2%)
          ----------------------------
 3,000    Baker Hughes, Inc........................................      103,500
 2,600    Burlington Resources, Inc................................      130,975
 3,700    Dresser Industries, Inc..................................      114,700
   400    Eastern Enterprises......................................       14,150
 2,600    Halliburton Company......................................      156,650
   500    Helmerich & Payne, Inc...................................       26,063
   700    Louisiana Land and Exploration Company...................       37,537
 1,100    McDermott International, Inc.............................       18,288
 6,900    Occidental Petroleum Corporation.........................      161,287
 5,200    Schlumberger, Ltd........................................      519,350
 5,272    Union Pacific Resources Group Inc........................      154,206
                                                                     -----------
                                                                       1,436,706
                                                                     -----------
          Food & Agriculture (6.2%)
          -------------------------
11,428    Archer-Daniels-Midland Company...........................      251,416
 3,000    CPC International, Inc...................................      232,500
 4,900    Campbell Soup Company....................................      393,225
52,200    Coca-Cola Company........................................    2,747,025
 5,000    ConAgra, Inc.............................................      248,750
   800    Fleming Companies, Inc...................................       13,800
 3,300    General Mills, Inc.......................................      209,138
 7,600    H.J. Heinz Company.......................................      271,700
 3,200    Hershey Foods Corporation................................      140,000
 4,400    Kellogg Company..........................................      288,750
32,600    PepsiCo, Inc.............................................      953,550
 1,700    Pioneer Hi-Bred International, Inc.......................      119,000
 2,800    Quaker Oats Company......................................      106,750
 2,200    Ralston Purina Corporation...............................      161,425


              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Large Company Stock Portfolio
-----------------------------
Schedule of Investments as of December 31, 1996--Continued


SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Food & Agriculture--Continued
          -----------------------------
10,000    Sara Lee Corporation.....................................   $  372,500
 1,400    Supervalu, Inc...........................................       39,725
 3,700    Sysco Corporation........................................      120,712
 3,400    Unilever N.V.............................................      595,850
 2,200    Whitman Corporation......................................       50,325
 2,400    Wrigley (Wm) Jr. Company.................................      135,000
                                                                      ----------
                                                                       7,451,141
                                                                      ----------

          Gold (0.4%)
          -----------
 7,400    Barrick Gold Corporation.................................      212,750
 4,600    Battle Mountain Gold Company.............................       31,625
 3,000    Homestake Mining Company.................................       42,750
 2,100    Newmont Mining Corporation...............................       93,975
 4,900    Placer Dome, Inc.........................................      106,575
 2,700    Santa Fe Pacific Gold Corporation........................       41,513
                                                                      ----------
                                                                         529,188
                                                                      ----------

          Insurance (3.6%)
          ----------------
 3,149    Aetna Life & Casualty Company............................      251,920
   900    Alexander & Alexander Services, Inc......................       15,638
 9,441    Allstate Corporation.....................................      546,398
 4,200    American General Corporation.............................      171,675
 9,900    American International Group, Inc........................    1,071,675
 2,300    Aon Corporation..........................................      142,887
 3,700    Chubb Corporation........................................      198,875
 1,600    Cigna Corporation........................................      218,600
 1,800    General Re Corporation...................................      283,950
 2,500    ITT Hartford Group, Inc..................................      168,750
 1,500    Jefferson-Pilot Corporation..............................       84,938
 2,200    Lincoln National Corporation.............................      115,500
   900    MBIA, Inc................................................       91,125
 1,300    MGIC Investment Corporation..............................       98,800
 1,500    Marsh & McLennan Companies, Inc..........................      156,000
 2,000    Providian Corporation....................................      102,750
 2,600    Safeco Corporation.......................................      102,537
 1,700    St. Paul Companies, Inc..................................       99,663
 1,500    Torchmark Corporation....................................       75,750
 1,400    Transamerica Corporation.................................      110,600
 2,400    USF&G Corporation........................................       50,100
   650    USLIFE Corporation.......................................       21,612
 1,600    Unum Corporation.........................................      115,600
                                                                      ----------
                                                                       4,295,343
                                                                      ----------

          Liquor (0.7%)
          -------------
10,400    Anheuser-Busch Companies, Inc............................      416,000
 1,400    Brown-Forman Corporation.................................       64,050
   800    Coors (Adolph) Company...................................       15,200
 7,800    Seagram Company, Ltd.....................................      302,250
                                                                      ----------
                                                                         797,500
                                                                      ----------
          Media (1.6%)
          ------------
 6,800    Comcast Corporation, Class A.............................   $  121,125
 2,000    Dow Jones & Company, Inc.................................       67,750
 3,000    Gannett Company, Inc.....................................      224,625
   700    King World Productions, Inc.*............................       25,812
 1,900    Knight-Ridder, Inc.......................................       72,675
 2,100    McGraw-Hill, Inc.........................................       96,863
   600    Meredith Corporation.....................................       31,650
 2,000    New York Times Company...................................       76,000
 3,100    R.R. Donnelley & Sons Company............................       97,263
13,900    Tele-Communications, Inc.*...............................      181,569
11,800    Time Warner, Inc.........................................      442,500
 2,100    Times Mirror Company.....................................      104,475
 1,300    Tribune Company..........................................      102,537
 7,400    Viacom, Inc.*............................................      258,075
                                                                      ----------
                                                                       1,902,919
                                                                      ----------

          Miscellaneous Finance (2.9%)
          ----------------------------
 2,200    Ahmanson (H.F.) & Company................................       71,500
10,000    American Express Company.................................      565,000
 1,100    Beneficial Corporation...................................       69,713
 3,400    Dean Witter Discover and Company.........................      225,250
22,800    Federal National Mortgage Association....................      849,300
 3,700    Federal Home Loan Mortgage Corporation...................      407,462
 1,200    Golden West Financial Corporation........................       75,750
 2,900    Great Western Financial Corporation......................       84,100
 2,900    Green Tree Financial Corporation.........................      112,013
 2,100    Household International Corporation......................      193,725
 4,650    MBNA Corporation.........................................      192,975
13,300    Travelers Group, Inc.....................................      603,487
                                                                      ----------
                                                                       3,450,275
                                                                      ----------

          Motor Vehicles (2.2%)
          ---------------------
15,200    Chrysler Corporation.....................................      501,600
   800    Cummins Engine Company, Inc..............................       36,800
 2,100    Dana Corporation.........................................       68,513
 1,600    Eaton Corporation........................................      111,600
 1,300    Echlin, Inc..............................................       41,112
   700    Fleetwood Enterprises, Inc...............................       19,250
24,800    Ford Motor Company.......................................      790,500
 2,500    Genuine Parts Company....................................      111,250
15,900    General Motors Corporation...............................      886,425
 2,500    ITT Industries, Inc......................................       61,250
                                                                      ----------
                                                                       2,628,300
                                                                      ----------

          Non-Durables (1.1%)
          -------------------
 1,500    American Greetings Corporation, Class A..................       42,563
 3,300    Darden Restaurants, Inc..................................       28,875
 1,500    Harcourt General, Inc....................................       69,187
 1,800    Hasbro, Inc..............................................       69,975


              The accompanying notes to the financial statements
                    are an integral part of this schedule.

=====================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]     Large Company Stock Portfolio
               Schedule of Investments as of December 31, 1996--Continued

    SHARES  COMMON STOCK                                 MARKET VALUE
---------------------------------------------------------------------

            Non-Durables--Continued
            -----------------------

       800  Jostens, Inc.................................. $   16,900
       500  Luby's Cafeterias, Inc........................      9,938
     5,750  Mattel, Inc...................................    159,562
    14,600  McDonald's Corporation........................    660,650
     3,100  Rubbermaid, Inc...............................     70,525
     1,000  Ryans Family Steak House*.....................      6,875
     4,900  Service Corporation International.............    137,200
     1,000  Shoneys, Inc.*................................      7,000
     2,700  Wendy's International, Inc....................     55,350
                                                            ---------
                                                            1,334,600
                                                            ---------

            Non-Ferrous Metals (0.8%)
            -------------------------

     4,700  Alcan Aluminum, Ltd...........................    158,038
     3,600  Aluminum Company of America...................    229,500
       900  Asarco, Inc...................................     22,387
     1,900  Cyprus Minerals Company.......................     44,413
     2,900  Echo Bay Mines, Ltd...........................     19,212
     3,000  Engelhard Corporation.........................     57,375
     4,000  Freeport-McMoran Copper & Gold, Class B.......    119,500
     3,500  Inco, Ltd.....................................    111,563
     1,400  Phelps Dodge Corporation......................     94,500
     1,300  Reynolds Metals Company.......................     73,287
                                                            ---------
                                                              929,775
                                                            ---------

            Oil--Domestic (1.2%)
            --------------------

     1,900  Amerada Hess Corporation......................    109,962
     1,300  Ashland Oil, Inc..............................     57,038
     3,400  Atlantic Richfield Company....................    450,500
     1,000  Kerr-McGee Corporation........................     72,000
     2,200  Oryx Energy Company*..........................     54,450
     1,000  Pennzoil Corporation..........................     56,500
     5,500  Phillips Petroleum Company....................    243,375
     1,800  Rowan Companies, Inc.*........................     40,725
     1,900  Santa Fe Energy Resources, Inc.*..............     26,362
     1,500  Sun Company, Inc..............................     36,563
     5,900  USX-Marathon Group, Inc.......................    140,862
     5,200  Unocal Corporation............................    211,250
                                                            ---------
                                                            1,499,587
                                                            ---------

            Oil--International (6.6%)
            -------------------------

    10,500  Amoco Corporation.............................    845,250
    13,800  Chevron Corporation...........................    897,000
    26,100  Exxon Corporation.............................  2,557,800
     8,400  Mobil Corporation.............................  1,026,900
    11,300  Royal Dutch Petroleum Company.................  1,929,475
     5,500  Texaco, Inc...................................    539,687
     1,100  Western Atlas, Inc.*..........................     77,963
                                                            ---------
                                                            7,874,075
                                                            ---------

    SHARES  COMMON STOCK                                 MARKET VALUE

            Optical & Photo (0.7%)
            ----------------------

     4,800  Corning, Inc.................................. $  222,000
     7,000  Eastman Kodak Company.........................    561,750
       900  Polaroid Corporation..........................     39,150
                                                            ---------
                                                              822,900
                                                            ---------

            Paper & Forest Products (1.6%)
            ------------------------------

     2,700  Alco Standard Corporation.....................    139,388
     1,000  Boise Cascade Corporation.....................     31,750
     2,000  Champion International Corporation............     86,500
     1,900  Georgia-Pacific Corporation...................    136,800
     6,203  International Paper Company...................    250,446
     1,800  James River Corporation of Virginia...........     59,625
     6,046  Kimberly-Clark Corporation....................    575,881
     2,300  Louisiana-Pacific Corporation.................     48,588
     1,100  Mead Corporation..............................     63,937
       600  Potlatch Corporation..........................     25,800
     1,100  Temple-Inland, Inc............................     59,538
     1,400  Union Camp Corporation........................     66,850
     2,100  Westvaco Corporation..........................     60,375
     4,100  Weyerhaeuser Company..........................    194,237
     1,200  Willamette Industries.........................     83,550
                                                            ---------
                                                            1,883,265
                                                            ---------

            Producers Goods (5.6%)
            ----------------------

     6,000  Allied-Signal, Inc............................    402,000
     2,200  Avery Dennison Corporation....................     77,825
       600  Briggs & Stratton Corporation.................     26,400
     1,500  Case Corporation..............................     81,750
     4,100  Caterpillar, Inc..............................    308,525
       800  Cincinnati Milacron, Inc......................     17,500
     2,200  Cooper Industries, Inc........................     92,675
     5,400  Deere & Company...............................    219,375
     2,300  Dover Corporation.............................    115,575
     4,800  Emerson Electric Company......................    464,400
       800  FMC Corporation*..............................     56,100
       800  Foster Wheeler Corporation....................     29,700
    34,500  General Electric Company......................  3,411,188
       700  Giddings & Lewis, Inc.........................      9,012
     1,000  Harnischfeger Industries, Inc.................     48,125
     2,600  Illinois Tool Works, Inc......................    207,675
     2,300  Ingersoll-Rand Company........................    102,350
       900  Johnson Controls, Inc.........................     74,588
       900  Millipore Corporation.........................     37,237
       200  NACCO Industries, Inc.........................     10,700
     1,500  Navistar International Corporation*...........     13,688
     2,400  Pall Corporation..............................     61,200
     1,500  Parker Hannifin Corporation...................     58,125
       900  Raychem Corporation...........................     72,112
     1,300  Snap-On, Inc..................................     46,313
     3,600  Tenneco, Inc..................................    162,450



The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]

Large Company Stock Portfolio
-----------------------------
Schedule of Investments as of December 31, 1996-Continued

                                                                         MARKET
SHARES       COMMON STOCK                                                 VALUE
-------------------------------------------------------------------------------
             Producers Goods-Continued
             -------------------------
   600       Timken Company........................................  $   27,525
   500       Trinova Corporation...................................      18,187
 3,300       Tyco International, Ltd...............................     174,488
 1,100       W.W. Grainger, Inc....................................      88,275
 8,900       Westinghouse Electric Company.........................     176,887
                                                                     ----------
                                                                      6,691,950
                                                                     ----------

             Railroad & Shipping (1.0%)
             -------------------------
 3,264       Burlington Northern, Inc..............................     281,928
 4,600       CSX Corporation.......................................     194,350
 1,700       Conrail, Inc..........................................     169,363
 2,700       Norfolk Southern Corporation..........................     236,250
 5,200       Union Pacific Corporation.............................     312,650
                                                                     ----------
                                                                      1,194,541
                                                                     ----------

             Retail (4.4%)
             ------------
 5,200       Albertson's, Inc......................................     185,250
 3,100       American Stores Company...............................     126,712
 8,200       CUC International, Inc.*..............................     194,750
 2,200       CVS Corporation.......................................      91,025
 2,200       Charming Shoppes, Inc.................................      11,138
 2,000       Circuit City Stores, Inc..............................      60,250
 4,500       Dayton Hudson Corporation.............................     176,625
 2,400       Dillard Department Stores, Inc........................      74,100
 4,300       Federated Department Stores, Inc.*....................     146,737
 5,900       Gap, Inc..............................................     177,738
 1,200       Giant Food, Inc., Class A.............................      41,400
   800       Great Atlantic & Pacific Tea Company, Inc.............      25,500
10,000       Home Depot, Inc.......................................     501,250
 4,800       J.C. Penney Company, Inc..............................     234,000
10,100       Kmart Corporation*....................................     104,787
 2,600       Kroger Corporation*...................................     120,900
   400       Long's Drug Stores, Inc...............................      19,650
 3,600       Lowe's Companies, Inc.................................     127,800
 5,200       May Department Stores Company.........................     243,100
   800       Mercantile Stores Company, Inc........................      39,500
 1,700       Nordstrom, Inc........................................      60,244
 1,300       Pep Boys--Manny, Moe, & Jack..........................      39,975
 4,100       Price/Costco, Inc.*...................................     103,013
 2,600       Rite Aid Corporation..................................     103,350
 8,200       Sears Roebuck & Company...............................     378,225
 1,600       TJX Companies, Inc....................................      75,800
 1,200       Tandy Corporation.....................................      52,800
 5,705       The Limited, Inc......................................     104,829
 5,700       Toys "R" Us, Inc.*....................................     171,000
48,200       Wal-Mart Stores, Inc..................................   1,102,575
 5,100       Walgreen Company......................................     204,000
 3,100       Winn-Dixie Stores, Inc................................      98,038
 2,800       Woolworth Corporation*................................      61,250
                                                                     ----------
                                                                      5,257,311
                                                                     ----------

             Steel (0.2%)
             -----------
 3,639       Allegheny Teledyne, Inc...............................      83,697
 2,200       Armco, Inc.*..........................................       9,075
 2,300       Bethlehem Steel Corporation*..........................      20,700
 1,000       Inland Steel Industries, Inc..........................      20,000
 1,800       Nucor Corporation.....................................      91,800
 1,700       USX-US Steel Group, Inc...............................      53,338
 1,900       Worthington Industries, Inc...........................      34,437
                                                                     ----------
                                                                        313,047
                                                                     ----------

             Telephone (7.5%)
             ---------------
 3,900       ALLTEL Corporation....................................     122,363
33,800       AT&T Corporation......................................   1,470,300
10,500       Airtouch Communications, Inc.*........................     265,125
11,600       Ameritech Corporation.................................     703,250
 1,250       Andrew Corporation*...................................      66,328
 9,300       Bell Atlantic Corporation.............................     602,175
20,700       BellSouth Corporation.................................     835,762
 2,400       DSC Communications Corporation*.......................      42,900
20,100       GTE Corporation.......................................     914,550
13,223       Lucent Technologies Inc...............................     611,564
14,300       MCI Communications Corporation........................     467,431
 5,500       Northern Telecom, Ltd.................................     340,313
 9,200       Nynex Corporation.....................................     442,750
 8,900       Pacific Telesis Group.................................     327,075
12,800       SBC Communications, Inc...............................     662,400
 9,000       Sprint Corporation....................................     358,875
10,000       U.S. West, Inc........................................     322,500
13,100       U.S. West Media Group*................................     242,350
 8,500       WorldCom, Inc.*.......................................     221,531
                                                                     ----------
                                                                      9,019,542
                                                                     ----------

             Tires & Rubber (0.2%)
             --------------------
 1,700       Cooper Tire & Rubber Company..........................      33,575
 3,300       Goodyear Tire & Rubber................................     169,537
                                                                     ----------
                                                                        203,112
                                                                     ----------

             Tobacco (2.0%)
             -------------
 3,600       American Brands, Inc..................................     178,650
 2,400       Loews Corporation.....................................     226,200
17,100       Phillip Morris Companies, Inc.........................   1,925,888
 3,900       UST, Inc..............................................     126,262
                                                                     ----------
                                                                      2,457,000
                                                                     ----------

             Travel & Recreation (1.4%)
             -------------------------
 2,000       Brunswick Corporation.................................      48,000
14,249       Disney (Walt) Company.................................     992,087
 2,700       HFS, Inc.*............................................     161,325
 2,100       Harrah's Entertainment*...............................      41,738



The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
Large Company Stock Portfolio
----------------------------------------------------------
Schedule of Investments as of December 31, 1996--Continued

SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Travel & Recreation-Continued
          -----------------------------
    5,100 Hilton Hotels Corporation................................ $    133,237
    2,400 ITT Corporation*.........................................      104,100
    2,700 Marriott International, Inc..............................      149,175
                                                                    ------------
                                                                       1,629,662
                                                                    ------------
          Trucking & Freight (0.1%)
          -------------------------
      800 Caliber System, Inc......................................       15,400
      800 PACCAR, Inc..............................................       54,400
    1,700 Ryder Systems, Inc.......................................       47,812
                                                                    ------------
                                                                         117,612
                                                                    ------------
          TOTAL COMMON STOCK
           (COST BASIS $103,675,243)............................... $118,017,373
                                                                    ------------

PRINCIPAL
AMOUNT                                                              MARKET VALUE
--------------------------------------------------------------------------------
          Short--Term Investments (1.4%)
          ------------------------------
$739,000  General Motors Acceptance Corporation 5.98%,
           due 01/03/97............................................ $    738,755
 130,000  Merrill Lynch & Company, Inc. 6.60%,
           due 01/02/97............................................      129,976
 846,000  Merrill Lynch & Company, Inc. 6.25%,
           due 01/07/97............................................      845,119
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS
           (COST BASIS $1,713,850).................................    1,713,850
                                                                    ------------
          TOTAL INVESTMENTS (99.7%)
           (COST BASIS $105,389,093)...............................  119,731,223
          OTHER ASSETS, LESS LIABILITIES (0.3%)....................      357,467
                                                                    ------------
          NET ASSETS (100.0%)...................................... $120,088,690
                                                                    ============

*Non-income producing security

              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]      Small Company Stock Portfolio
                -----------------------------
                Schedule of Investments as of December 31, 1996


              SHARES  COMMON STOCK (99.0%)                                 MARKET VALUE
              -------------------------------------------------------------------------
                      Aerospace (0.9%)
                      ----------------

              13,200  Gencorp, Inc.........................................    $239,250
               7,400  Kaman Corporation....................................      96,200
               7,300  Thiokol Corporation..................................     326,675
                                                                              ---------
                                                                                662,125
                                                                              ---------
                      Air Transportation (1.3%)
                      -------------------------

               8,000  Airborne Freight Corporation.........................     187,000
               5,700  Alaska Airgroup, Inc. *..............................     119,700
              25,400  USAir Group, Inc. *..................................     593,725
                                                                              ---------
                                                                                900,425
                                                                              ---------

                      Apparel (1.8%)
                      --------------

               7,100  Brown Group, Inc.....................................     130,463
              10,800  Cone Mills Corporation *.............................      85,050
              20,800  Jones Apparel Group *................................     777,400
               8,300  Kellwood Corporation.................................     166,000
               8,900  The Dress Barn Corporation *.........................     133,500
                                                                              ---------
                                                                              1,292,413
                                                                              ---------

                      Banks (6.9%)
                      ------------

               8,500  Astoria Financial Corporation........................     313,438
              17,400  City Steel National Corporation......................     376,275
              15,400  Compass Bancshares, Inc..............................     612,150
              12,100  Dauphin Deposit Corporation..........................     399,300
              11,700  First American Corporation - Tennessee...............     674,235
              14,500  First Commerce Corporation...........................     563,688
               9,800  Long Island Bancorp, Inc.............................     343,000
              11,100  Magna Group, Inc.....................................     327,450
               4,900  ONBANCorp., Inc......................................     181,912
              15,200  Peoples Bank of Bridgeport, Connecticut..............     438,900
              12,000  Rigs National Corp. - Washington.....................     207,000
              14,505  Valley National Bancorp..............................     371,690
                                                                              ---------
                                                                              4,809,038
                                                                              ---------

                      Brokerage (0.6%)
                      ----------------
                                                                              ---------
               6,200  Alex Brown, Inc......................................     449,500
                                                                              ---------

                      Business Machines (3.7%)
                      ------------------------

              22,800  AST Research, Inc. *.................................      95,475
              26,300  Aura Systems, Inc. *.................................      57,531
              19,950  Comdisco, Inc........................................     633,413
               7,700  Cyrix Corporation *..................................     136,675
              15,500  Data General Corporation *...........................     224,750
               8,700  Exabyte Corporation *................................     116,362
              22,900  Quantum Corporation *................................     655,513
              13,000  Structural Dynamic Research *........................     260,000
               9,700  Verifone, Inc. *.....................................     286,150
               7,400  Xircom, Inc..........................................     160,950
                                                                              ---------
                                                                              2,626,819
                                                                              ---------

                      Business Services (11.0%)
                      -------------------------

              13,000  Cerner Corporation *.................................     201,500
              25,100  Computervision Corporation *.........................     232,175
               8,500  Credence Systems Corporation *.......................     171,063
              18,000  Credit Acceptance Corporation *......................     423,000
              11,900  Employee Solutions, Inc. *...........................     243,950
              13,200  FTP Software, Inc. *.................................      79,200
              11,300  Hon Industries, Inc..................................     372,900
              11,000  Information Resources, Inc. *........................     154,000
               9,100  Integrated Health Services, Inc......................     221,813
              13,600  Intelligent Electronics, Inc.........................     108,800
               9,700  Medic Computer Systems, Inc. *.......................     391,030
              16,900  NetManage, Inc. *....................................     101,400
              17,000  Network General Corporation *........................     514,250
               5,100  New England Business Service, Inc....................     109,650
              15,900  Oak & Technology, Inc. *.............................     178,875
              13,900  PHH Group, Inc.......................................     597,700
              16,400  Pittston Company.....................................     442,800
              15,100  Pixar, Inc. *........................................     196,300
              15,800  Psinet, Inc. *.......................................     171,825
              14,100  Quarterdeck Corporation *............................      58,162
              18,800  S3, Inc. *...........................................     305,500
               9,300  Shared Medical Systems Corporation...................     458,025
              11,400  Standard Register Company............................     370,500
              21,600  Symantec Corporation *...............................     313,200
               6,900  The Profit Recovery Group International, Inc. *......     110,400
              17,500  Wallace Computer Services, Inc.......................     603,750
              11,900  Westpoint Stevens, Inc. *............................     355,513
              13,300  World Color Press, Inc. *............................     256,025
                                                                              ---------
                                                                              7,743,306
                                                                              ---------

                      Chemicals (2.2%)
                      ----------------

              11,000  ACX Technologies, Inc. *.............................     218,625
              15,700  Calgon Carbon Corporation............................     192,325
               5,300  H.B. Fuller Company..................................     249,100
              17,600  Lawter International, Inc............................     222,200
               2,900  NCH Corporation......................................     174,725
               4,500  Petrolite Corporation................................     216,000
              13,800  Rollins, Inc.........................................     276,000
                                                                              ---------
                                                                              1,548,975
                                                                              ---------
                      Construction (2.4%)
                      -------------------

              11,300  Centex Corporation...................................     425,163
              15,300  Kaufman & Broad Home Corporation.....................     196,987
               4,400  Lawson Products, Inc.................................      96,250
              14,000  Lennar Corporation...................................     381,500


The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]      Small Company Stock Portfolio
                -----------------------------
                Schedule of Investments as of December 31, 1996-Continued

                SHARES  COMMON STOCK                                MARKET VALUE
                ----------------------------------------------------------------

                        Construction-Continued
                        ----------------------

                 9,200  Pulte Corporation............................   $282,900
                 8,600  Southdown, Inc...............................    267,675
                                                                       ---------
                                                                       1,650,475
                                                                       ---------

                        Consumer Durables (1.1%)
                        ------------------------

                 4,900  Bassett Furniture Industries, Inc............    120,050
                 8,000  Kimball International, Inc...................    331,000
                 7,100  La Z Boy Chair Company.......................    209,450
                 7,100  Shorewood Packaging Corporation *............    138,450
                                                                       ---------
                                                                         798,950
                                                                       ---------

                        Containers (0.2%)
                        -----------------

                                                                       ---------
                21,200  Gaylord Container Corporation *..............    129,850
                                                                       ---------

                        Cosmetics (0.2%)
                        ----------------

                                                                       ---------
                 3,900  Chemed Corporation...........................    142,350
                                                                       ---------

                        Drugs & Medicine (8.3%)
                        -----------------------

                11,100  Acuson Corporation *.........................    270,563
                 5,700  Advanced Technology Labs, Inc. *.............    176,700
                14,800  Advanced Tissue Sciences *...................    141,525
                11,700  Alliance Pharmaceutical Corporation *........    159,413
                10,400  Ballard Medical Products.....................    193,700
                11,400  Beckman Instruments, Inc.....................    437,475
                15,700  Bergen Brunswig Corporation..................    447,450
                 8,084  Block Drug Company...........................    371,847
                 9,600  Cephalon, Inc. *.............................    196,800
                13,000  Coventry Corporation *.......................    120,452
                 5,300  Diagnostic Products Corporation..............    137,137
                11,300  Gilead Sciences Inc. *.......................    282,500
                11,400  Haemonetics Corporation *....................    215,175
                25,200  Healthsource, Inc. *.........................    330,750
                11,700  Herbalife International, Inc.................    381,713
                12,500  ICN Pharmaceuticals, Inc.....................    245,312
                11,200  Lincare Holdings Inc. *......................    459,200
                14,500  Liposome Company, Inc. *.....................    277,313
                18,000  Mid Atlantic Medical Services *..............    240,750
                30,100  Perrigo Company *............................    274,662
                12,250  Summit Technology, Inc. *....................     67,375
                 8,300  Ventritex *..................................    204,387
                 6,200  West, Inc....................................    175,150
                                                                       ---------
                                                                       5,807,349
                                                                       ---------

                        Electronics (6.7%)
                        ------------------

                 8,300  Avid Technology, Inc. *......................     86,113
                17,400  DSP Communications Inc. *....................    337,125
                15,100  Ess Technology, Inc. *.......................   $424,687
                23,600  Geotek Industries, Inc. *....................    168,150
                 9,000  Gerber Scientific, Inc.......................    133,875
                 6,600  Global Village Communication *...............     21,037
                11,100  IMP, Inc. *..................................     24,628
                15,300  Kemet Corporation *..........................    355,725
                14,500  Macromedia, Inc. *...........................    261,000
                11,700  SCI Systems, Inc. *..........................    522,113
                13,400  Sequent Computer *...........................    237,850
                11,800  Silicon Valley Group, Inc. *.................    237,475
                10,300  Symbol Technologies, Inc. *..................    455,775
                18,200  VLSI Technology *............................    434,525
                17,300  Western Digital Corporation *................    983,937
                                                                       ---------
                                                                       4,684,015
                                                                       ---------

                        Energy-Raw Materials (2.8%)
                        ---------------------------

                15,100  BJ Services Corporation *....................    770,100
                 3,300  Maxxam, Inc. *...............................    157,163
                34,300  Nabors Industries, Inc. *....................    660,275
                 9,700  Southwestern Energy Company..................    146,712
                 9,600  Washington Energy Corporation................    198,000
                                                                       ---------
                                                                       1,932,250
                                                                       ---------

                        Food & Agriculture (3.1%)
                        -------------------------

                22,000  Chiquita Brands International, Inc...........    280,500
                 5,300  Dreyers Grand Ice Cream, Inc.................    153,700
                23,250  Flowers Industries, Inc......................    499,875
                 7,000  International Multifoods Corporation.........    126,875
                14,800  Interstate Bakeries Corporation..............    727,050
                13,000  Ralcorp Holding, Inc. *......................    274,625
                10,300  Savannah Foods and Industries, Inc...........    139,050
                                                                       ---------
                                                                       2,201,675
                                                                       ---------

                        Gold (0.2%)
                        -----------

                                                                       ---------
                16,200  Pegasus Gold, Inc. *.........................    122,513
                                                                       ---------

                        Insurance (5.1%)
                        ----------------

                19,600  20th Century Industries - California *.......    330,750
                 8,100  American Bankers Insurance Group, Inc........    414,113
                 4,000  Foremost Corporation of America..............    240,000
                 6,200  Integon Corporation..........................    110,050
                10,000  John Alden Financial Corporation.............    185,000
                 8,000  Liberty Corporation..........................    314,000
                 5,300  Life Re Corporation..........................    204,713
                 7,500  NAC Re Corporation...........................    254,062
                45,100  Reliance Group Holdings......................    411,537
                11,200  United Companies Financial Corporation.......    298,200
                 4,800  Washington National Corporation..............    132,000
                24,700  Western National Corporation.................    475,475


The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]
Small Company Stock Portfolio
----------------------------------------------------------
Schedule of Investments as of December 31, 1996--Continued


SHARES    COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Insurance (Continued)
          ---------------------
 6,900    Zenith National Insurance Corporation....................   $  188,887
                                                                      ----------
                                                                       3,558,787
                                                                      ----------
          Media (2.7%)
          ------------
12,100    Banta George, Inc........................................      276,788
11,826    Chris Craft Industries, Inc.*............................      495,214
10,000    Golden Books Family Entertainment, Inc.*.................      111,250
 5,800    Houghton Mifflin Company.................................      328,425
 8,666    Pulitzer Publishing Company..............................      401,886
 9,900    TCA Cable TV.............................................      298,237
                                                                      ----------
                                                                       1,911,800
                                                                      ----------

          Miscellaneous Finance (5.3%)
          ----------------------------
11,100    Americredit Corporation*.................................      227,550
11,300    Amresco, Inc.*...........................................      302,275
17,700    Aztar Corporation*.......................................      123,900
18,900    California Federal Bank FSB..............................      463,050
 7,400    Coast Savings Financial..................................      271,025
 7,800    Collective Bancorp, Inc..................................      273,975
18,500    Glendale Federal Bank FSB*...............................      430,125
 5,300    Great Financial Corporation..............................      154,363
12,900    Olympic Financial Ltd.*..................................      185,437
17,100    Roosevelt Financial Group, Inc...........................      359,100
19,500    Sovereign Bancorp, Inc...................................      255,937
12,300    Standard Federal Bancorporation..........................      699,563
                                                                      ----------
                                                                       3,746,300
                                                                      ----------

          Motor Vehicles (1.8%)
          ---------------------
 9,000    Arvin Industries, Inc....................................      222,750
10,000    Donaldson Company, Inc...................................      335,000
13,400    Federal Mogul Corporation................................      294,800
 6,600    Standard Products Corporation............................      168,300
11,200    Superior Industries International........................      259,000
                                                                      ----------
                                                                       1,279,850
                                                                      ----------

          Non-Durables & Entertainment  (2.4%)
          ------------------------------------
 6,300    A.T. Cross Company.......................................       73,237
19,700    Acclaim Entertainment, Inc.*.............................       64,025
10,800    Duty Free International, Inc.............................      156,600
 6,400    Gibson Greetings, Inc.*..................................      125,600
 8,600    International Dairy Queen, Inc.*.........................      172,000
 9,500    Luby's Cafeterias, Inc...................................      188,813
 6,650    Ruby Tuesday, Inc........................................      123,025
 8,600    Russ Berrie & Company....................................      154,800
 8,100    Sbarro, Inc..............................................      206,550
22,000    Sothebys Holdings, Inc...................................      409,750
                                                                      ----------
                                                                       1,674,400
                                                                      ----------

          Non-Ferrous Metals (1.1%)
          -------------------------
 6,400    Brush Wellman, Inc.......................................      104,800
 8,600    Coeur D Alene Mines Corporation*.........................      130,075
55,100    Echo Bay Mines, Ltd......................................      365,038
20,200    Helco Mining Company*....................................      113,625
87,900    Sunshine Mining Company*.................................       82,406
                                                                      ----------
                                                                         795,944
                                                                      ----------

          Oil-Domestic (3.8%)
          -------------------
17,300    Marine Drilling Company, Inc.*...........................      340,594
13,200    Pogo Producing Corporation...............................      623,700
14,000    Quaker State Corporation.................................      197,750
33,800    Rowan Companies, Inc.*...................................      764,725
15,900    Smith International, Inc.*...............................      713,512
                                                                      ----------
                                                                       2,640,281
                                                                      ----------

          Optical & Photo (0.7%)
          ----------------------
                                                                      ----------
10,500    Dentsply International, Inc..............................      498,750
                                                                      ----------

          Paper & Forest Products (1.5%)
          ------------------------------
 9,200    Chesapeake Corporation...................................      288,650
14,700    Pentair Industries, Inc..................................      474,075
14,050    Wausau Paper Mills Corporation...........................      259,925
                                                                      ----------
                                                                       1,022,650
                                                                      ----------

          Producers Goods (5.5%)
          ----------------------
12,000    Albany International Corporation, Class A................      277,500
12,900    Ametek, Inc..............................................      287,025
 9,600    BW/IP Holding, Inc.......................................      158,400
10,400    Baldor Electric Company..................................      256,100
15,700    Cincinnati Milacron, Inc.................................      343,438
 5,900    Clarcor, Inc.............................................      130,537
13,100    Giddings & Lewis, Inc....................................      168,663
 8,400    Goulds Pumps, Inc........................................      192,675
 5,000    Handy & Harman...........................................       87,500
10,100    Kennametal, Inc..........................................      392,637
 8,800    Lattice Semiconductor Corporation*.......................      404,800
 6,300    Measurex Corporation.....................................      151,200
 3,400    NACCO Industries, Inc....................................      181,900
 7,200    Teleflex, Inc............................................      375,300
12,200    Tencor Instruments*......................................      321,775
 4,900    Zurn Industries, Inc.....................................      128,012
                                                                      ----------
                                                                       3,857,462
                                                                      ----------
          Railroad & Shipping (0.5%)
          --------------------------
12,300  OMI Corporation*...........................................      107,625
13,600  Overseas Shipholding Group, Inc............................      231,200
                                                                      ----------
                                                                         338,825
                                                                      ----------




The accompanying notes to the financial statements are an integral part of this schedule.

================================================================================
                     A A L  V A R I A B L E  A N N U I T Y

[AAL LOGO]
Small Company Stock Portfolio
--------------------------------------------------------------------------------
Schedule of Investments as of December 31, 1996--Continued

 SHARES   COMMON STOCK                                              MARKET VALUE
--------------------------------------------------------------------------------
          Real Property (0.5%)
          --------------------
                                                                     -----------
29,500    Catellus Development Corporation *                         $   335,563
                                                                     -----------
          Retail Stores (3.3%)
          --------------------

 3,600    Blair Corporation........................................       69,300
11,300    Cato Corporation.........................................       56,500
41,400    Charming Shoppes, Inc. *.................................      209,588
11,100    Eagle Hardware & Garden, Inc. *..........................      230,325
13,000    Lands End, Inc. *........................................      344,500
10,300    MacFrugals Bargains Close-Outs, Inc. *...................      269,087
12,200    Meyer (Fred), Inc. *.....................................      433,100
 9,600    Ross Stores, Inc.........................................      480,000
 7,100    Stanhome, Inc............................................      188,150
                                                                     -----------
                                                                       2,280,550
                                                                     -----------
          Steel (1.2%)
          ------------

10,500    AK Steel Holding Corporation.............................      416,063
11,300    Birmingham Steel Corporation.............................      214,700
 6,600    Carpenter Technology Corporation.........................      241,725
                                                                     -----------
                                                                         872,488
                                                                     -----------
          Telephone (1.3%)
          ----------------

11,933    International Cabletel, Inc. *...........................      301,308
19,300    Octel Communications Corporation *.......................      337,750
 5,900    U.S. Long Distance Corporation *.........................       47,200
16,300    Vanguard Cellular Systems, Inc. *........................      256,725
                                                                     -----------
                                                                         942,983
                                                                     -----------
          Tires & Rubber (0.5%)
          ---------------------
                                                                     -----------
 6,000    Carlisle Corporation.....................................      363,000
                                                                     -----------
          Travel & Recreation (0.7%)
          --------------------------

16,500    Grand Casinos, Inc.......................................      222,750
 6,400    Showboat, Inc............................................      110,400
13,900    Station Casinos, Inc. *..................................      140,737
                                                                     -----------
                                                                         473,887
                                                                     -----------
          Trucking & Freight (1.1%)
          -------------------------

10,500    Arnold Industries, Inc...................................      166,688
15,000    J.B. Hunt Transport Services, Inc........................      210,000
17,500    Rollins Truck Leasing Corporation........................      220,937
11,000    Yellow Corporation *.....................................      158,125
                                                                     -----------
                                                                         755,750
                                                                     -----------
          Utilities & Energy (6.6%)
          -------------------------

 6,900    Central Hudson Gas & Electric Company....................      216,488
 5,400    Cilcorp, Inc.............................................      197,775
 8,000    Eastern Utilities Associates.............................      139,000
11,800    IES Industries, Inc......................................      352,525
11,200    MDU Resources Group......................................      257,600
53,700    NorAm Energy Corporation.................................      825,638
10,700    ONAOK, Inc...............................................      321,000
 5,400    Orange & Rockland Utilities, Inc.........................      193,725
16,500    Public Service Company of New Mexico.....................      323,812
24,800    Seagull Energy Corporation *.............................      545,600
12,000    Sierra Pacific Resources.................................      345,000
 6,300    Southern Indiana Gas & Electric..........................      218,137
10,400    Southwest Gas Corporation................................      200,200
12,720    Tucson Electric Power *..................................      211,470
13,100    Ugi Corporation..........................................      293,112
                                                                     -----------
                                                                       4,641,082
          Total Common Stocks                                        -----------
            (cost basis $63,733,349)...............................  $69,492,380
                                                                     -----------

 *Non-income producing security




PRINCIPAL
 AMOUNT    Short-Term Investments (1.8%)
--------------------------------------------------------------------------------
$750,000   General Motors Acceptance Corporation
             5.98% due 01/03/97..................................       749,751
 100,000   Merrill Lynch & Company, Inc.
             6.60%, due 01/02/97.................................        99,982
 422,000   Merrill Lynch & Company, Inc.
              6.25%, due 01/06/97................................       421,633
           Total Short-Term Investments
             (cost basis $1,271,366).............................     1,271,366
                                                                    ------------
           Total Investments (100.8%)............................
             (cost basis $65,004,715)............................    70,763,746
           Liabilities, less Other Assets (-0.8%)................      (554,356)
                                                                    ------------
           NET ASSETS (100.0%)..................................   $ 70,209,390
                                                                    ============



              The accompanying notes to the financial statements
                    are an integral part of this schedule.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
AAL Variable Product Series Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------
December 31, 1996

                                                                                           LARGE           SMALL
                                             MONEY                                         COMPANY         COMPANY
                                             MARKET         BOND           BALANCED        STOCK           STOCK
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------

ASSETS

Investments, at value (Cost: $16,501,054,
  $17,606,600, $116,337,403, $105,389,093
  and $65,004,715, respectively)............ $16,501,054    $17,467,880    $125,578,632    $119,731,223    $70,763,746
Dividends and interest receivable...........     --             216,570         753,334         197,295         69,411
Receivable for fund shares sold.............     798,351          3,456         411,732         329,452        232,175
Cash........................................          88        --                  576             459            691
                                             -------------------------------------------------------------------------
TOTAL ASSETS................................ $17,299,493    $17,687,906    $126,744,274    $120,258,429    $71,066,023
                                             =========================================================================
LIABILITIES

Payable for investments purchased........... $   --        $    --         $    --         $    --         $   757,621
Income distributions payable................       2,347        --              --              --             --
Payable for fund shares reacquired..........     166,747         15,976         187,056         132,424         77,346
Investment advisory fee payable.............       5,366          5,561          39,549          37,315         21,666
                                             -------------------------------------------------------------------------
TOTAL LIABILITIES...........................     174,460         21,537         226,605         169,739        856,633
                                             -------------------------------------------------------------------------

NET ASSETS

Capital stock - par value ($0.001/share)....      17,125          1,785          10,583           8,681          5,600
Capital stock - additional paid-in capital..  17,107,908     17,815,760     117,273,254     105,728,907     64,361,978
Undistributed net investment income.........     --                 818           4,251           6,484          3,733
Accumulated net realized gain (loss)........     --             (13,274)        (11,648)          2,488         79,048
Net unrealized appreciation (depreciation)
  on investments............................     --            (138,720)      9,241,229      14,342,130      5,759,031
                                             -------------------------------------------------------------------------
TOTAL NET ASSETS............................  17,125,033     17,666,369     126,517,669     120,088,690     70,209,390
                                             -------------------------------------------------------------------------

                                             -------------------------------------------------------------------------
TOTAL LIABILITIES AND NET ASSETS............ $17,299,493    $17,687,906    $126,744,274    $120,258,429    $71,066,023
                                             =========================================================================

CAPITAL SHARES OUTSTANDING                   -------------------------------------------------------------------------
  (2 BILLION SHARES AUTHORIZED).............  17,125,033      1,784,339      10,582,524       8,681,150      5,600,467
                                             -------------------------------------------------------------------------

NET ASSET VALUE PER SHARE................... $      1.00    $      9.90    $      11.96    $      13.83    $     12.54
                                             =========================================================================


              The accompanying notes to the financial statements are an integral part of this statement.


================================================================================
                    A A L   V A R I A B L E   A N N U I T Y


[ALL LOGO]
AAL Variable Product Series Fund, Inc.
Statement of Operations
--------------------------------------
For the Year Ended December 31, 1996



                                                                                                         LARGE         SMALL
                                                           MONEY                                         COMPANY       COMPANY
                                                           MARKET            BOND         BALANCED       STOCK         STOCK
                                                           PORTFOLIO         PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................    $    -           $    -       $   913,774     $ 1,406,316   $  552,058
Interest...............................................      675,976         943,006       2,210,176          65,691       42,648
                                                           ------------------------------------------------------------------------
TOTAL INVESTMENT INCOME................................      675,976         943,006       3,123,950       1,472,007      594,706
                                                           ------------------------------------------------------------------------

EXPENSES
Adviser fees...........................................       43,414          48,124         257,782         221,856      139,625
Professional fees......................................       17,231          19,821          43,919          36,691       28,149
Custody fees...........................................        7,861           4,561          49,581          77,596       90,161
Registration fees......................................          560             560             560             560          560
Printing and postage expense...........................        7,098           9,738          41,917          34,150       22,579
Pricing of investments.................................          748           6,111          27,209          15,474        7,737
Director fees..........................................        2,134           2,480          10,758           8,845        5,783
Director and Officer Insurance fees....................          915           1,048           4,837           4,016        2,606
Fidelity Bond Insurance fees...........................          426             496           2,152           1,769        1,156
Other fees.............................................          155             177             738             593          397
                                                           ------------------------------------------------------------------------
TOTAL EXPENSES BEFORE REIMBURSEMENT....................       80,542          93,116         439,453         401,550      298,753
                                                           ------------------------------------------------------------------------

Less expenses reimbursed by Adviser (See Note 3).......      (37,128)        (44,992)       (181,671)       (179,694)    (159,128)
                                                           ------------------------------------------------------------------------
NET EXPENSES...........................................       43,414          48,124         257,782         221,856      139,625
                                                           ------------------------------------------------------------------------

                                                           ------------------------------------------------------------------------
NET INVESTMENT INCOME..................................      632,562         894,882       2,866,168       1,250,151      455,081
                                                           ------------------------------------------------------------------------
Net realized and unrealized gains (losses)
   on investments:
Net realized gains (losses) on investments.............         -            (11,087)         68,259         134,531    1,776,380
Change in net unrealized appreciation
   (depreciation) on investments.......................         -           (329,337)      7,588,007      12,453,248    5,052,970

NET REALIZED AND UNREALIZED GAINS (LOSSES)
                                                           ------------------------------------------------------------------------
   ON INVESTMENTS......................................         -           (340,424)      7,656,266      12,587,779    6,829,350
                                                           ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
                                                           ------------------------------------------------------------------------
   RESULTING FROM OPERATIONS...........................    $ 632,562        $554,458     $10,522,434     $13,837,930   $7,284,431
                                                           ========================================================================

The accompanying notes to the financial statements are an integral part of this statement.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]      AAL Variable Product Series Fund, Inc.
                Statement of Changes in Net Assets
                --------------------------------------

                                                     MONEY MARKET                    BOND
                                              --------------------------  ---------------------------

                                              PERIOD ENDED  YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                              1995 (1)      1996          1995 (1)       1996
-----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income.......................  $    138,514   $    632,562   $  235,838    $   894,882
Net realized gains (losses) on investments..             -              -       (2,187)       (11,087)
Change in net unrealized appreciation
  (depreciation) on investments.............             -              -      190,617       (329,337)
NET INCREASE IN NET ASSETS..................  -------------------------------------------------------
  RESULTING FROM OPERATIONS.................       138,514        632,562      424,268        554,458
                                              -------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income..................      (138,514)      (632,562)    (234,068)      (895,834)
From net realized gains on investments......             -              -            -              -
TOTAL DISTRIBUTIONS                           -------------------------------------------------------
  TO SHAREHOLDERS...........................      (138,514)      (632,562)    (234,068)      (895,834)
                                              -------------------------------------------------------
FUND SHARE TRANSACTIONS
Net proceeds from shares sold...............    20,659,662     90,853,453    9,354,566      9,674,088
Reinvested distributions....................        75,601        531,130       65,068        582,334
Cost of shares redeemed.....................   (13,690,621)   (81,304,192)    (247,002)    (1,611,509)
NET INCREASE IN NET ASSETS FROM               -------------------------------------------------------
  FUND SHARE TRANSACTIONS...................     7,044,642     10,080,391    9,172,632      8,644,913
                                              -------------------------------------------------------

                                              -------------------------------------------------------
TOTAL INCREASE IN NET ASSETS................     7,044,642     10,080,391    9,362,832       8,303,53

NET ASSETS BEGINNING OF PERIOD..............             -      7,044,642            -      9,362,832
                                              -------------------------------------------------------
NET ASSETS END OF PERIOD....................  $  7,044,642   $ 17,125,033   $9,362,832    $17,666,369
                                              -------------------------------------------------------
Undistributed Net Investment Income           $          -   $          -   $    1,770    $       818
                                              =======================================================

(1) From commencement of operations on June 14, 1995.

The accompanying notes to the financial statements are an integral part of this statement.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


--------------------------------------------------------------------------------


                         BALANCED                    LARGE COMPANY                 SMALL COMPANY
               -----------------------------  ---------------------------    --------------------------

               PERIOD ENDED     YEAR ENDED    PERIOD ENDED   YEAR ENDED      PERIOD ENDED  YEAR ENDED
               DECEMBER 31,     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
               1995 (1)         1996          1995 (1)       1996            1995 (1)      1996
               -----------------------------  ---------------------------    --------------------------

               $   412,819       $  2,866,168   $   171,427   $  1,250,151   $    70,494   $   455,081
                     1,254             68,259         4,092        134,531        17,344     1,776,380

                 1,653,222          7,588,007     1,888,882     12,453,248       706,061     5,052,970
               ---------------------------------------------------------------------------------------
                 2,067,295         10,522,434     2,064,401     13,837,930       793,899     7,284,431
               ---------------------------------------------------------------------------------------

                  (409,743)        (2,864,993)     (170,454)    (1,244,640)      (70,275)     (451,567)
                      (420)           (80,741)       (2,658)      (133,477)       (5,645)   (1,709,031)
               ---------------------------------------------------------------------------------------
                  (410,163)        (2,945,734)     (173,112)    (1,378,117)      (75,920)   (2,160,598)
               ---------------------------------------------------------------------------------------

                27,118,805         91,170,554    21,420,587     85,666,241    15,020,586    48,998,038
                   141,211          2,419,867        82,106      1,194,738        36,908     1,941,548
                  (158,426)        (3,408,174)     (255,604)    (2,370,480)     (109,609)   (1,519,893)
               ---------------------------------------------------------------------------------------
                27,101,590         90,182,247    21,247,089     84,490,499    14,947,885    49,419,693
               ---------------------------------------------------------------------------------------

               ---------------------------------------------------------------------------------------
                28,758,722         97,758,947    23,138,378     96,950,312    15,665,864    54,543,526

                         -         28,758,722             -     23,138,378             -    15,665,864
               ---------------------------------------------------------------------------------------
               $28,758,722       $126,517,669   $23,138,378   $120,088,690   $15,665,864   $70,209,390
               ---------------------------------------------------------------------------------------
               $     3,076       $      4,251   $       973   $      6,484   $       219   $     3,733
               =======================================================================================


The accompanying notes to the financial statements are an integral part of this statement.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]      AAL Variable Product Series Fund, Inc.
                Notes to Financial Statements
                --------------------------------------

NOTE 1:  DESCRIPTION OF FUND

  The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a "series" fund consisting of five separate investment portfolios (known as the Money Market, the Bond, the Balanced, the Large Company Stock and the Small Company Stock Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I (the "Variable Account") to fund benefits under certificates of membership and the flexible premium deferred variable annuity issued by Aid Association for Lutherans ("AAL"). The Fund commenced operations on June 14, 1995, with the sale of 2,000,000, 500,000, 1,250,000,
  750,000 and 500,000 shares of the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios, respectively, to AAL.

NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Valuation of Investments

      Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by AAL under the supervision of the Funds' Board of Directors.

  (b) Federal Income Taxes

      No provision for federal income taxes has been made since each Portfolio has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the respective Portfolios. As of December 31, 1996, the Bond Portfolio has capital loss carryforwards of $2,187 expiring in 2003 and $11,087 expiring in 2004. It is management's intention to make no distribution of any future net realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

  (c) Distributions to Shareholders

      The Bond, Balanced, Large and Small Company Stock Portfolios expect to pay any net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. Dividends to shareholders are recorded on the ex-dividend date.

  (d) Other

      For financial statement purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]  AAL Variable Product Series Fund, Inc.
            Notes to Financial Statements
            --------------------------------------

NOTE 3:  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH RELATED PARTIES

 The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the Portfolios and the investment of their assets. Pursuant to this agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of .35% of the average daily net assets of each Portfolio up to $250,000,000 and .30% of the average daily net assets of each Portfolio in excess of that amount. In addition, AAL has agreed to reimburse the Fund for substantially all of its operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30 days' written notice to the Fund.

 The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Services Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Services Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.

 A Special Meeting of the Fund's Shareholders was held on April 24, 1996, at which the shareholders approved an amendment to the Investment Advisory Agreement between the Fund and AAL so as to extend the initial two-year term of the agreement and to provide for annual renewal thereafter. No other terms or conditions of the Investment Advisory Agreement were affected.

 Certain officers and directors of the Fund are also officers of AAL and CMC. For the period ended December 31, 1996, directors of the Fund not affiliated with AAL or CMC received directors fees in the amount of $30,000. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At December 31, 1996, all of the shares of each Portfolio are owned by AAL and the Variable Account I.

NOTE 4:  LINE OF CREDIT

 The Fund has an available line of credit of $5,000,000 and a standby line of credit of $15,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of its total net assets, and must be only from a bank as a temporary measure for extraordinary or emergency purposes. The Fund pays a facility fee related to the line of credit equal to five basis points per annum on the average amount of the available line of credit, such fee to be paid quarterly in arrears on the last day of each and every March, June, September and December. Borrowings under this agreement bear interest prior to maturity either at a floating rate per annum which approximates the then current prime commercial rate or at a short-term fixed rate of interest. There were no line of credit borrowings during the year ended December 31, 1996.

NOTE 5:  CAPITAL SHARE TRANSACTIONS

 Transactions in Portfolio shares for the period June 14, 1995 (commencement of operations) to December 31, 1995 and for the year ended December 31, 1996 were as follows:

                                 SHARES SOLD         REINVESTED DISTRIBUTIONS         SHARES REDEEMED            NET INCREASE
                          -------------------------  -------------------------  --------------------------- -----------------------
                          Period        Year         Period     Year         Period          Year           Period       Year
                          Ended         Ended        Ended      Ended        Ended           Ended          Ended        Ended
Portfolio                 12/31/95      12/31/96     12/31/95   12/31/96     12/31/95        12/31/96       12/31/95     12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Money Market............. 20,659,662    90,853,453     75,601    531,130     (13,690,621)    (81,304,192)    7,044,642  10,080,391

Bond.....................     932,861       973,525      6,453     59,044         (24,555)       (162,989)      914,759     869,580

Balanced.................   2,634,240     8,037,428     13,209    210,391         (15,089)       (297,655)    2,632,360   7,950,164

Large Company Stock......   2,026,389     6,764,808      7,351     91,308         (23,746)       (184,960)    2,009,994   6,671,156

Small Company Stock......   1,432,409     4,146,639      3,406    156,387         (10,249)       (128,125)    1,425,566   4,174,901


================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO AAL]  AAL Variable Product Series Fund, Inc.
            Notes to Financial Statements
            --------------------------------------

NOTE 6:  INVESTMENT TRANSACTIONS

 For the year ended December 31, 1996, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments) were as follows:


                                                        PURCHASES     SALES
                                                       ----------   ----------
                                                       Year Ended   Year Ended
Portfolio                                              12/31/96     12/31/96
------------------------------------------------------------------------------
Bond.................................................  $10,136,218  $1,559,089
Balanced.............................................   83,247,800   3,651,217
Large Company Stock..................................   83,656,350   1,117,810
Small Company Stock..................................   55,313,910   8,005,283


The gross and net unrealized appreciation (depreciation) on investments for the year ended December 31, 1996, were as follows:


                                                     12/31/96
                                   -------------------------------------------
                                                                 Net
                                                                 Unrealized
                                                                 Appreciation
Portfolio                          Appreciation  (Depreciation)  (Depreciation)
------------------------------------------------------------------------------
Bond..............................  $    59,913    $  (198,633)    $  (138,720)
Balanced..........................   10,318,558     (1,077,329)      9,241,229
Large Company Stock...............   15,468,246     (1,126,116)     14,342,130
Small Company Stock...............    9,792,828     (4,033,797)      5,759,031

The book and federal income tax basis of securities were the same for all Portfolios.

SHAREHOLDERS MEETING - UNAUDITED

A special shareholders meeting was held on April 24, 1996, at which time an amendment to the existing Investment Advisory Agreement between AAL Variable Product Series Fund, Inc. and Aid Association for Lutherans was approved.


                                                         Votes For      Total Votes       %
---------------------------------------------------------------------------------------------
Actual Votes Received from Contract Holders...........  6,934,234.990   7,013,902.686  98.864
Echo Vote of Unvoted Units............................  7,248,883.875   7,330,173.286  98.891
Unit Summary.......................................... 14,183,118.860  14,344,075.960  98.878
Echo Vote of Variable Annuity Fund Shares............. 14,473,735.650  14,637,043.650  98.884
Echo Vote of AAL Capital Investment Shares............  4,935,350.115   4,999,998.532  98.707
Total Vote............................................ 19,409,085.750  19,637,042.180  98.839

The above approval was by the requisite percentage required by the Investment Company Act of 1940.

                      This Page Intentionally Left Blank
                      -----------------------------------

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
AAL Variable Product Series Fund, Inc.
Financial Highlights
--------------------------------------

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the periods presented, which should be read in conjunction with the financial statements and the related notes.

                                                          MONEY MARKET                      BOND
                                                            PORTFOLIO                     PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                   PERIOD ENDED   YEAR ENDED     PERIOD ENDED   YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   1995(1)        1996           1995(1)        1996
------------------------------------------------------------------------------------------------------------
Net asset value: Beginning of period.............  $     1.00     $      1.00    $    10.00     $     10.23

INCOME FROM INVESTMENT OPERATIONS
Net investment income............................        0.03            0.05          0.34            0.63
Net realized and unrealized gains (losses)
 on investments..................................        0.00            0.00          0.23           (0.33)
                                                   ---------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS.................        0.03            0.05          0.57            0.30
                                                   ---------------------------------------------------------

LESS DISTRIBUTIONS
From investment income...........................       (0.03)          (0.05)        (0.34)          (0.63)
From net realized gains..........................        0.00            0.00          0.00            0.00
                                                   ---------------------------------------------------------
TOTAL DISTRIBUTIONS..............................       (0.03)          (0.05)        (0.34)          (0.63)
                                                   ---------------------------------------------------------
Net increase (decrease) in net asset value.......        0.00            0.00          0.23           (0.33)

Net asset value: End of period...................  $     1.00     $      1.00    $    10.23     $      9.90
                                                   =========================================================
Total return (not annualized)(a).................        3.02%           5.23%         5.80%           3.10%
Net assets: End of period........................  $7,044,642     $17,125,033    $9,362,832     $17,666,369

RATIOS AND SUPPLEMENTAL DATA
Ratio of expenses to average net assets (b) (c)..        0.35%           0.35%         0.35%           0.35%
Ratio of net investment income to
  average net assets (b) (c).....................        5.71%           5.10%         6.54%           6.51%
Portfolio turnover rate..........................         N/A             N/A          6.51%          11.65%
Average commission rate paid (d).................         N/A             N/A           N/A             N/A

------------------------------------------------------------------------------------------------------------

(1)  From commencement of operations on June 14, 1995.

(a) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the period shown.

(b)  Calculated on an annualized basis.

(c) Without reimbursements the above ratios, on an annualized basis, would have been:

  Ratio of expenses to average net assets..............  1.40%           0.65%         1.25%           0.68%
  Ratio of net investment income to average net assets.  4.66%           4.80%         5.64%           6.18%


(d) Amount shown reflects the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y

         BALANCED                   LARGE COMPANY                 SMALL COMPANY
        PORTFOLIO                  STOCK PORTFOLIO               STOCK PORTFOLIO
--------------------------    --------------------------    --------------------------
PERIOD ENDED  YEAR ENDED      PERIOD ENDED  YEAR ENDED      PERIOD ENDED  YEAR ENDED
DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
1995(1)       1996            1995(1)       1996            1995(1)       1996
--------------------------    --------------------------    --------------------------
$     10.00   $      10.92    $     10.00   $      11.51    $     10.00   $     10.99
       0.22           0.41           0.11           0.23           0.08          0.12
       0.92           1.05           1.52           2.34           0.99          1.86
-------------------------------------------------------------------------------------
       1.14           1.46           1.63           2.57           1.07          1.98
-------------------------------------------------------------------------------------
      (0.21)         (0.41)         (0.11)         (0.23)         (0.07)        (0.12)
      (0.01)         (0.01)         (0.01)         (0.02)         (0.01)        (0.31)
-------------------------------------------------------------------------------------
      (0.22)         (0.42)         (0.12)         (0.25)         (0.08)        (0.43)
-------------------------------------------------------------------------------------
       0.92           1.04           1.51           2.32           0.99          1.55
$     10.92   $      11.96    $     11.51   $      13.83    $     10.99   $     12.54
=====================================================================================
      11.46%         13.65%         16.39%         22.47%         10.70%        18.19%
$28,758,722   $126,517,669    $23,138,378   $120,088,690    $15,665,864   $70,209,390
       0.35%          0.35%          0.35%          0.35%          0.35%         0.35%
       4.07%          3.89%          2.27%          1.97%          1.43%         1.14%
       2.29%          5.43%          0.47%          1.77%          2.85%        20.14%
$    0.0400   $     0.0400    $    0.0400   $     0.0400    $    0.0400   $    0.0400
-------------------------------------------------------------------------------------
       1.15%          0.60%          1.26%          0.63%          1.37%         0.75%
       3.27%          3.65%          1.37%          1.69%          0.41%         0.74%

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[AAL LOGO]       Report of Independent Auditors
                 ------------------------------

The Board of Directors and Shareholders
AAL Variable Product Series Fund, Inc.


 We have audited the accompanying statement of assets and liabilities of the AAL Variable Product Series Fund, Inc. (comprised of the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios), including the schedule of investments, as of December 31, 1996, the related statements of operations for the year then ended, and changes in net assets and financial highlights for the year ended December 31, 1996 and for the period from June 14, 1995 (inception of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AAL Variable Product Series Fund, Inc. as of December 31, 1996, and the results of their operations for the year ended December 31, 1996, and changes in their net assets and financial highlights for the year ended December 31, 1996 and the period from June 14, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

 Milwaukee, Wisconsin
 January 31, 1997

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y
[AAL
LOGO]
      AAL Variable Annuity Account I
      Statement of Net Assets
      --------------------------------------------------------------------------
      December 31, 1996


ASSETS
Investments in AAL Variable Product Series Fund, Inc.:
Money Market Subaccount:
Money Market Portfolio, 15,125,033 shares at net asset value of
 $1.00 per share (cost $15,125,033).......................................................  $ 15,127,096

Bond Subaccount:
Bond Portfolio, 1,284,339 shares at net asset value of $9.90 per
 share (cost $12,816,031).................................................................    12,715,943

Balanced Subaccount:
Balanced Portfolio, 9,332,524 shares at net asset value of $11.96 per
 share (cost $104,783,982)................................................................   111,574,219

Large Company Stock Subaccount:
Large Company Stock Portfolio, 7,931,150 shares at net asset
 value of $13.83 per share (cost $98,252,758).............................................   109,713,467

Small Company Stock Subaccount:
Small Company Stock Portfolio, 5,100,467 shares at net asset
 value of $12.54 per share (cost $59,371,599).............................................    63,941,290
                                                                                            ------------

TOTAL INVESTMENTS (cost $290,349,403)                                                        313,072,015

LIABILITIES...............................................................................           --
                                                                                            ------------
NET ASSETS................................................................................  $313,072,015
                                                                                            ============

                                                                                UNIT          EXTENDED
                                                                 UNIT           VALUE           VALUE
Net Assets are represented by:                           ...............................................
Money Market Subaccount..................................    14,226,261          1.06       $ 15,127,096
Bond Subaccount..........................................     1,185,965         10.72         12,715,943
Balanced Subaccount......................................     8,992,900         12.41        111,574,219
Large Company Stock Subaccount...........................     7,868,532         13.93        109,713,467
Small Company Stock Subaccount...........................     5,003,533         12.78         63,941,290
                                                                                            ------------
TOTAL NET ASSETS........................................................................... $313,072,015
                                                                                            ============

The accompanying notes to the financial statements are an integral part of this statement.

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]      AAL Variable Annuity Account I
                Statement of Operations
                ------------------------------------
                For the Year Ended December 31, 1996

                                                                                                       LARGE         SMALL
                                                             MONEY                                     COMPANY       COMPANY
                                                             MARKET        BOND          BALANCED      STOCK         STOCK
                                              COMBINED       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................  $ 4,925,945    $532,412      $ 582,334     $2,348,742    $ 1,072,890   $  389,567
Capital gain distributions..................    1,744,953          --             --         71,124        121,848    1,551,981
                                              ---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME.....................    6,670,898     532,412        582,334      2,419,866      1,194,738    1,941,548

EXPENSES
Mortality and expense
 risk charges...............................    2,135,841     131,921        111,735        757,194        693,495      441,496
                                              ---------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................    4,535,057     400,491        470,599      1,662,672        501,243    1,500,052

NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Net realized gains (losses) on
 investment transactions....................       16,258          --         (2,206)            --         14,530        3,934
Change in unrealized appreciation
 (depreciation) of investments..............   21,169,539          --       (171,177)     6,291,426     10,703,165    4,346,125

NET GAINS (LOSSES)
 ON INVESTMENTS.............................   21,185,797          --       (173,383)     6,291,426     10,717,695    4,350,059
                                              ---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $25,720,854    $400,491      $ 297,216     $7,954,098    $11,218,938   $5,850,111
                                              =================================================================================


                  The accompanying notes to the financial statements are an integral part of this statement.


================================================================================
[AAL LOGO]            A A L   V A R I A B L E   A N N U I T Y


AAL Variable Annuity Account I
Statement of Changes in Net Assets
----------------------------------
For the Period from June 15, 1995 to December 31, 1995 and the Year Ended December 31, 1996

                                                                                                      LARGE         SMALL
                                                        MONEY                                         COMPANY       COMPANY
                                                        MARKET          BOND           BALANCED       STOCK         STOCK
                                           COMBINED     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JUNE 15, 1995             $         --   $         --    $         --   $         --   $         --  $         --
INCREASE (DECREASE) IN NET ASSETS
Net investment income................        268,293         58,921          54,006        102,818         41,844        10,704
Net realized gain on
  investment transactions............          1,564             --             692            146            639            87
Change in unrealized
  appreciation of investments........      1,551,010             --          71,089        498,811        757,544       223,566
NET INCREASE IN NET ASSETS...........   ---------------------------------------------------------------------------------------
  RESULTING FROM OPERATIONS..........      1,820,867         58,921         125,787        601,775        800,027       234,357


Capital share transactions
Transfers of net premiums............     47,610,113     18,249,874       2,841,432      9,540,542      9,985,987     6,992,278
Transfers of surrenders..............       (136,290)       (64,439)        (18,376)       (25,229)       (13,024)      (15,222)
Transfers............................       (227,498)   (13,198,933)      1,295,569      4,983,458      3,732,283     2,960,125
NET INCREASE IN ASSETS RESULTING        ---------------------------------------------------------------------------------------
  FROM CAPITAL SHARE TRANSACTIONS....     47,246,325      4,986,502       4,118,625     14,498,771     13,705,246     9,937,181
                                        ---------------------------------------------------------------------------------------
TOTAL INCREASE.......................     49,067,192      5,045,423       4,244,412     15,100,546     14,505,273    10,171,538
                                        ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1995......     49,067,192      5,045,423       4,244,412     15,100,546     14,505,273    10,171,538


INCREASE (DECREASE) IN NET ASSETS
Net investment income................      4,535,057        400,491         470,599      1,662,672        501,243     1,500,052
Net realized gain (loss) from
  investment transactions............         16,258             --          (2,206)            --         14,350         3,934
Change in unrealized
  appreciation of investments........     21,169,539             --        (171,177)     6,291,426     10,703,165     4,346,125
NET INCREASE IN NET ASSETS              ---------------------------------------------------------------------------------------
  RESULTING FROM OPERATIONS..........     25,720,854        400,491         297,216      7,954,098     11,218,938     5,850,111


Capital share transactions
Transfers of net premiums............    245,892,983     89,932,449       6,817,612     62,455,166     55,256,374    31,431,382
Transfers of death benefits..........     (1,586,902)        (5,265)        (35,349)      (867,172)      (439,904)     (239,212)
Transfers of surrenders..............     (3,214,380)      (381,433)       (236,581)    (1,327,365)      (817,260)     (451,741)
Transfers............................     (2,807,732)   (79,864,569)      1,628,633     28,258,946     29,990,046    17,179,212
NET INCREASE IN ASSETS
  RESULTING FROM CAPITAL SHARE          ---------------------------------------------------------------------------------------
  TRANSACTIONS.......................    238,283,969      9,681,182       8,174,315     88,519,575     83,989,256    47,919,641
                                        ---------------------------------------------------------------------------------------
TOTAL INCREASE.......................    264,004,823     10,081,673       8,471,531     96,473,673     95,208,194    53,769,752
                                        ---------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1996......   $313,072,015   $ 15,127,096    $ 12,715,943   $111,574,219   $109,713,467  $ 63,941,290
                                        =======================================================================================

The accompanying notes to the financial statements are an integral part of this statement.

================================================================================
                    A A L   V A R I A B L E   A N N U I T Y


[ALL LOGO]
AAL Variable Annuity Account I
Notes to Financial Statements
------------------------------



NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The AAL Variable Annuity Account I (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund flexible premium deferred variable annuity insurance certificates. The Account commenced operations on June 15, 1995.

The Account has five separate subaccounts, each of which invests solely, as directed by contract owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Contract owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and the cost basis for determining unrealized appreciation or depreciation on investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

NOTE 2: EXPENSE CHARGES
The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGE
AAL deducts a daily mortality and expense risk charge from the Account at an annual rate of 1.25% of the average daily net asset value of the Account. These charges are deducted by AAL in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued.

CERTIFICATE MAINTENANCE CHARGE
Prior to the annuity payment period, a certificate owner is assessed a certificate maintenance charge of $25 per certificate year, that is deducted by AAL, to reimburse it for administrative expenses related to the contract, unless the sum of premiums received by AAL less the sum of any withdrawals and withdrawal charges from the certificate is $5,000 or more at the time the deduction would be made. A portion of this charge may be deducted from funds held outside of the Account (i.e., in the Fixed Account).

WITHDRAWAL AND SURRENDER CHARGES
A withdrawal and surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. No surrender charge is deducted if the partial surrender or surrender occurs after seven full contract years.

TRANSFER CHARGE
Contract owners may request transfers of all or part of a certificate's accumulated value among the subaccounts and/or the fixed annuity, prior to the annuity commencement date. The contract owner may make two transfers from one or more subaccounts to other subaccounts or the fixed annuity in each certificate year without charge. Thereafter, each transfer will be subject to a $10 transfer charge.

NOTE 3: FEDERAL INCOME TAXES
The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income and net realized gain on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

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                    A A L   V A R I A B L E   A N N U I T Y

[AAL LOGO]
AAL Variable Annuity Account I
Notes to Financial Statements
------------------------------


NOTE 4: INVESTMENT TRANSACTIONS
     The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount for the year ended December 31, 1996 are as follows:

                                        PURCHASES                    SALES
                                   ------------------         ------------------

PORTFOLIO
--------------------------------------------------------------------------------
Money Market Subaccount..........       $ 36,325,718              $26,245,327
Bond Subaccount..................          9,323,583                  680,875
Balanced Subaccount..............         90,182,247                        0
Large Company Stock Subaccount...         84,585,263                   80,234
Small Company Stock Subaccount...         49,443,937                   20,310
                                   ---------------------------------------------
COMBINED                                $269,860,748              $27,026,746
                                   =============================================


NOTE 5: SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
  Transactions in units of each subaccount of the Account for the year ended December 31, 1996 and for the period from June 15, 1995 to December 31, 1995, were as follows:

                                                               Units Sold             Units Redeemed             Net Increase
                                                        ------------------------  -----------------------  ------------------------
Year Ended 12/31/96                                       Units        Amount       Units       Amount        Units       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Subaccount...........................      86,088,759  $ 89,932,449  76,793,796  $80,251,267   9,294,963  $  9,681,182
Bond Subaccount...................................         809,088     8,446,245      26,051      271,930     783,037     8,174,315
Balanced Subaccount...............................       7,814,622    90,714,112     186,577    2,194,537   7,628,045    88,519,575
Large Company Stock Subaccount....................       6,708,749    85,246,420      98,453    1,257,164   6,610,296    83,989,256
Small Company Stock Subaccount....................       4,134,778    48,610,594      60,000      690,953   4,074,778    47,919,641
                                                       ----------------------------------------------------------------------------
COMBINED..........................................     105,555,996  $322,949,820  77,164,877  $84,665,851  28,391,119  $238,283,969
                                                       ============================================================================

                                                               Units Sold             Units Redeemed             Net Increase
                                                        ------------------------  -----------------------  ------------------------
Period Ended 12/31/95                                     Units        Amount       Units       Amount        Units       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Subaccount...........................      17,995,748  $ 18,249,874  13,064,450  $13,263,372   4,931,298  $  4,986,502
Bond Subaccount...................................         404,717     4,137,001       1,790       18,376     402,927     4,118,625
Balanced Subaccount...............................       1,367,146    14,524,000       2,291       25,229   1,364,855    14,498,771
Large Company Stock Subaccount....................       1,259,381    13,718,270       1,144       13,024   1,258,237    13,705,246
Small Company Stock Subaccount....................         930,171     9,952,403       1,416       15,222     928,755     9,937,181
                                                       ----------------------------------------------------------------------------
COMBINED..........................................      21,957,163  $ 60,581,548  13,071,091  $13,335,223   8,886,072  $ 47,246,325
                                                       ============================================================================

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[AAL LOGO]      AAL Variable Annuity Account I
                Notes to Financial Statements
                ------------------------------



NOTE 6: NET ASSETS

  The Account has an unlimited number of accumulation units authorized with no par value. Net assets as of December 31, 1996 and 1995 consisted of:

                                                                                         LARGE         SMALL
                                                MONEY                                    COMPANY       COMPANY
                                                MARKET       BOND          BALANCED      STOCK         STOCK
DECEMBER 31, 1996                   COMBINED    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
 Paid-in capital................. $285,530,294  $14,667,684  $12,292,940   $103,018,346  $ 97,694,502  $57,856,822
 Accumulated undistributed
   net investment income.........    4,803,350      459,412      524,605      1,765,490       543,087    1,510,756
 Accumulated undistributed net
   realized gain from investment
   transactions..................       17,822            -       (1,514)           146        15,169        4,021
 Net unrealized appreciation
   (depreciation) of investments    22,720,549            -     (100,088)     6,790,237    11,460,709    4,569,691
                                  --------------------------------------------------------------------------------
 NET ASSETS...................... $313,072,015  $15,127,096  $12,715,943   $111,574,219  $109,713,467  $63,941,290
                                  ================================================================================

                                                                                         LARGE         SMALL
                                                MONEY                                    COMPANY       COMPANY
                                                MARKET       BOND          BALANCED      STOCK         STOCK
 DECEMBER 31, 1995                  COMBINED    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
 Paid-in capital................. $ 47,246,325  $ 4,986,502  $ 4,118,625   $ 14,498,771  $ 13,705,246  $ 9,937,181
 Accumulated undistributed
   net investment income.........      268,293       58,921       54,006        102,818        41,844       10,704
 Accumulated undistributed net
   realized gain from investment
   transactions..................        1,564            -          692            146           639           87
 Net unrealized appreciation
 of investments..................    1,551,010            -       71,089        498,811       757,544      223,566
                                  --------------------------------------------------------------------------------
 NET ASSETS...................... $ 49,067,192  $ 5,045,423  $ 4,244,412   $ 15,100,546  $ 14,505,273  $10,171,538
                                  ================================================================================


===============================================================================
                    A A L   V A R I A B L E   A N N U I T Y
[AAL LOGO]

       Report of Independent Auditors
       ------------------------------

The Board of Directors and Certificate Owners

Aid Association for Lutherans


 We have audited the accompanying statement of net assets of the AAL Variable Annuity Account I (comprising, respectively, the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Subaccounts) as of December 31, 1996, and the related statements of operations for the year then ended, and changes in net assets for the year ended December 31, 1996 and for the period from June 15, 1995 (inception of operations) to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account I at December 31, 1996, and the results of their operations and changes in their net assets for the year then ended and the changes in their net assets for the period from June 15, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.


                                                          /s/ Ernst & Young LLP

 Milwaukee, Wisconsin
 January 29, 1997

                                  [AAL LOGO]

                                Service Center
                      AAL Variable Annuity Service Center
                                P.O. Box 419108
                       Kansas City, Missouri  64141-6108
                            Telephone 800-778-1762

                                     -----

                     Investment Adviser and Transfer Agent
                         Aid Association for Lutherans
                            4321 North Ballard Road
                        Appleton, Wisconsin  54919-0001

                                     -----

                                   Custodian
                                Citibank, N.A.
                                111 Wall Street
                           New York, New York  10043

                                     -----

                             Independent Auditors
                               Ernst & Young LLP
                           111 East Kilbourn Avenue
                          Milwaukee, Wisconsin  53202

        This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity Account I and the AAL Variable
                           Product Series Fund, Inc.

                                  [AAL LOGO]
                      AAL Capital Management Corporation
                      ----------------------------------
               222 West College Avenue, Appleton, WI  54919-0007
                         800-778-1762    414-734-7633


                      AAL Capital Management Corporation
                is the distributor of the AAL Variable Annuity
                     and is a wholly-owned subsidiary of:

                         Aid Association for Lutherans
               4321 North Ballard Road, Appleton, WI  54919-0001